UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2019

Item 1. Reports to Stockholders.

Semiannual Report
February 28, 2019 (Unaudited)

Nationwide ETFs

Nationwide Risk-Based U.S. Equity ETF | RBUS
Nationwide Risk-Based International Equity ETF | RBIN
Nationwide Maximum Diversification U.S. Core Equity ETF | MXDU
Nationwide Maximum Diversification Emerging Markets Core Equity ETF | MXDE

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Nationwide ETFs

Letters to Investors	Nationwide Risk-Based U.S. Equity ETF
February 28, 2019

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Risk-Based U.S. Equity ETF (the “Fund”). The information that follows pertains to the reporting period from September 1, 2018, through February 28, 2019.

The Fund experienced negative performance during the reporting period, registering -0.63% (net asset value [NAV]) versus -3.04% for the Fund’s benchmark, the S&P 500® Index. The median return of the Fund’s Morningstar® peer category, U.S. Large Blend, (a group consisting of 135 ETFs as of February 28, 2019) during the reporting period was -2.95%. The Fund’s underlying index, the Rothschild & Co Risk-Based US Index®, registered -0.46% over the same period. The Fund did not hold derivatives during the reporting period.

The first quarter of the 2019 fiscal year saw the re-emergence of equity market volatility – an outcome characteristic of economies in the late stage of the business cycle – as the Chicago Board Options Exchange Volatility Index® (VIX) surpassed 30% in late-December 2018, its highest level since February 2018. December proved to be the most tumultuous month for investors, as gains from the previous months’ trading were wiped out and then some, leaving U.S. equities in the red at year end.

The primary catalysts for this dramatic uptick in volatility included: waning investor confidence amid signs of a slowdown in global economic growth; the prospect of fading U.S. policy support, punctuated by the U.S. government shutdown; escalation of the U.S.-China trade conflict; and mounting concerns about the downward pressure on growth stemming from the tightening of monetary policy by the Federal Reserve.

During this period, “cyclical” sectors including Materials, Industrials, and Energy took a hit from mounting apprehension surrounding the deceleration of global economic growth. Geopolitical uncertainty, slowing growth, and the flattening of the yield curve weighed negatively on the returns of U.S. Financials. Conversely, more “defensive” sectors, specifically Utilities and Health Care, ended the year in positive territory, with the fourth-quarter collapse of bond yields and the resurfacing of growth concerns providing an additional lift to these stocks.

As the reporting period drew to a close, U.S. equities experienced a much-needed respite from the turmoil experienced at the end of 2018, despite the continued moderation of macroeconomic data. Improvements in investor sentiment, stimulated by a combination of increased optimism surrounding U.S.-China trade talks, considerably more-dovish messaging from the Federal Reserve, and the implementation of extensive stimulus measures by the People’s Bank of China (PBOC) lifted shares to two consecutive months of gains in January 2019 and February 2019, respectively.

The Fund outperformed the S&P 500® Index during the reporting period. The portfolio’s relative outperformance during this period was primarily attributed to an overweight allocation to Utilities, a sector that benefited from a combination of escalating fears of an economic slowdown and less sensitivity to global trade issues. The Fund’s overweight to the Consumer Discretionary sector partially offset the relative gains derived from sector positioning, as stock valuations for the Consumer Discretionary sector collapsed in November 2018, bringing an end to the momentum seen in the year’s prior months.

Top detractors from relative Fund performance during the reporting period were PG&E Corporation, with -0.52%, GrubHub, Inc., with -0.23%, and Conagra Brands, Inc., with -0.18%.

PG&E Corporation (NYSE: PCG), a California-based holding company with interests in energy-based businesses, registered sharp declines in its stock price during the fourth quarter of 2018 amid growing concerns surrounding the firm’s potential fire liabilities, subsequently leading up to the firm’s declaration of Chapter 11 bankruptcy in January 2019.

Despite beating analyst estimates in the third quarter of 2018, online food delivery marketplace GrubHub, Inc. (NYSE: GRUB) saw its stock price slip during the reporting period on the back of underwhelming quarterly guidance, culminating in a disappointing fourth-quarter earnings report.

Letters to Investors (cont.)	Nationwide Risk-Based U.S. Equity ETF
February 28, 2019

Conagra Brands, Inc.’s (NYSE: CAG) stock price slumped during the reporting period following a particularly rocky 2018 that left the packaged foods company sitting at its lowest valuation since 2012. Mixed results in the early half of the second quarter of the 2019 fiscal year, characterized by a combination of expense increases and weak organic sales growth, dampened investor sentiment, further contributing to the stock price’s decline.

The top contributors to relative Fund performance during the reporting period were Starbucks Corporation, with 0.13%, Southern Company, with 0.12%, and MarketAxess Holdings, Inc., with 0.11%.

Starbucks Corporation (NASDAQ: SBUX) reported a 12% gain at the end of 2018, handily beating the 6% decline of the S&P 500® Index. Lifted by double-digit revenue growth and solid same-store sales in the fourth quarter of the 2018 fiscal year, the coffeehouse giant extended its momentum by beating analyst-adjusted earnings-per-share (EPS) and revenue estimates in the first quarter of the 2019 fiscal year, as revenue growth and same-store sales growth continued to accelerate.

Despite drags on financial performance stemming from cost overruns and delays in the Vogtle nuclear construction project in the early part of 2018, gas and electric utility holding company Southern Company (NYSE: SO) offered investors some solid news in the fourth quarter of 2018. The company shared that it was on schedule to hit its in-service dates for two new nuclear units, thanks in large part to improved efficiency, driven by positive employment and retention trends. Beating Wall Street’s fourth-quarter earnings and revenue expectations, the financial benefits derived from tax reform and the provision of a robust dividend yield to investors also helped to lift shares of Southern Co. during the reporting period.

On the back of strong fourth-quarter results fueled by a surge in trading volume and a market share increase in the U.S. high-grade and U.S. high-yield markets, respectively, shares of financial technology company MarketAxess Holdings, Inc. (NASDAQ: MKTX) rose during the reporting period, with an increase of approximately 14% coming in February 2019. Additional lifts to the company’s shares came in the form of announcements of a boost in the firm’s quarterly dividends and the board’s authorization of a share repurchase program expected to take effect in April 2019.

To learn more about Nationwide Funds’ ETF offerings, please visit our website www.etf.nationwide.com. We thank you for your continued confidence in Nationwide.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Letters to Investors (cont.)	Nationwide Risk-Based U.S. Equity ETF
February 28, 2019

Subadviser: Vident Investment Advisory, LLC (VIA)

Portfolio Managers: Denise M. Krisko, CFA and Austin Wen, CFA

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns. The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Chicago Board Options Exchange (CBOE), the Volatility Index®, or VIX, is a real-time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of market risk and investors’ sentiments.

The Rothschild & Co Risk-Based US Index® (“Index”) is a rules-based, equal risk-weighted index that provides exposure to large-cap U.S. listed companies. The Index seeks to lower volatility, reduce maximum drawdown, and enhance the Sharpe ratio, all without curtailing returns.

The Index is a product of, the marketing name for, and a licensed trademark of Rothschild Risk Based Investments LLC (collectively with its affiliates, “Rothschild”). “Rothschild®”, the Index, and “Rothschild Indexes” are trade and service marks of Rothschild and have been licensed for use for certain purposes by Nationwide Fund Advisors. Nationwide Risk-Based U.S. Equity ETF (“ETF”) is not sponsored or sold by Rothschild, and Rothschild makes no representation or warranty, express or implied, regarding the ETF to the owners of the ETF or any member of the public.

Earnings per share (EPS):  The portion of a company’s profit allocated to each share of common stock. Earnings per share serve as an indicator of a company’s profitability.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedule of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC.  NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs.  Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI.  Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Letters to Investors	Nationwide Risk-Based International Equity ETF
February 28, 2019

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Risk-Based International Equity ETF (the “Fund”). The information that follows pertains to the reporting period from September 1, 2018, through February 28, 2019.

The Fund experienced negative performance during the reporting period, registering -2.54% (net asset value [NAV]) versus -3.48% for the Fund’s benchmark, the MSCI EAFE® Index. The median return of the Fund’s Morningstar® peer category, Foreign Large Blend, (a group consisting of 61 ETFs as of February 28, 2019) during the reporting period was -3.08%. The Fund’s underlying index, the Rothschild & Co Risk-Based International Index®, registered -2.28% over the same period. The Fund did not hold derivatives during the reporting period.

Political uncertainty and softening growth metrics ushered in a period of global equity market volatility in the first quarter of the 2019 fiscal year, as developed market equities tumbled 13% in the fourth quarter of 2018.

Rising geopolitical concerns that served as the central catalysts for market volatility included: the ensuing drama of Brexit; apprehension surrounding the 2019 budget negotiations between the Italian government and the European Commission; French President Emmanuel Macron’s struggle to follow through on his reform program amid the “Yellow Vest” protests; and the escalation of the U.S.-China trade conflict.

Pronounced signs of a synchronized slowdown in global growth, particularly in the euro zone, further engendered volatility in the markets in the fourth quarter of 2018, driving stocks into “bear market” territory as investor confidence waned – a sharp contrast to 2017, a year in which the world was experiencing its best growth since 2010. Threats to global growth included: the impacts of a deeper-than-anticipated slowdown in China; more trade tariffs; and the renewed tightening of financial conditions.

As the reporting period drew to a close, global equities began their recovery from December’s sell-off, despite the persistent headwind of global growth concerns, with developed market stocks, as referenced by the MSCI World Index, reporting gains of 7.3% and 3.4% in January 2019 and February 2019, respectively. Investor optimism was bolstered by a more-dovish stance from global central banks, with the European Central Bank (ECB) and the Bank of Japan (BOJ) indicating that more-accommodative stimulus measures would be taken. Economic data continued to signal decelerating growth, with the European Commission sharply downgrading its 2019 and 2020 forecasts for euro zone economic growth in early February 2019.

The Fund outperformed the MSCI EAFE® Index during the reporting period. The portfolio’s relative outperformance during this period was primarily attributed to an overweight allocation to Utilities, a sector that benefited from a combination of escalating fears of a global economic slowdown and less sensitivity to trade issues. The Fund’s overweight to the Consumer Discretionary sector partially offset the relative gains derived from sector positioning, as stock valuations for the Consumer Discretionary sector collapsed in November 2018, bringing an end to the momentum seen in the year’s prior months.

Top detractors from relative Fund performance during the reporting period were Fresenius SE & Company KGaA, with -0.15%, Ono Pharmaceutical Company, Ltd., with -0.13%, and Danske Bank AS, with -0.13%.

Fresenius SE & Company KGaA (FME: XETRA) kicked off the first quarter of the 2019 fiscal year with an increase in its share price attributable to the veto of SB 1156 by California governor Jerry Brown. This lift, however, was fleeting, as shares of the German kidney dialysis company saw consecutive slides with revenue and profit declines in the third quarter of 2018, which executives largely attributed to weaker-than-expected demand in the U.S. market. Equally mixed revenue and earnings-per-share (EPS) results in the fourth quarter pushed shares lower during the reporting period.

Ono Pharmaceutical Company, Ltd. (TYO: 4528), one of Japan’s largest pharmaceutical research and development companies, kicked off the first quarter of the 2019 fiscal year with a 6.9% jump in its share price, reaching its highest level since August 2016. This increase came on the news that a Nobel prize had been awarded to researchers for a cancer-fighting method using Opdivo, a drug that the company had co-developed with Bristol-Myers Squibb.

Letters to Investors (cont.)	Nationwide Risk-Based International Equity ETF
February 28, 2019

However, these gains were short-lived, as the failure of Opdivo in a clinical trial with small-cell lung cancer patients raised questions among investors about the prospects of the drug as a growth driver for Ono. This factor, in concert with the sagging performance of the Biotechnology sector, pushed Ono shares lower over the remaining months of the reporting period.

In recent months, Danske Bank AS (CPH: DANSKE) has been mired in scandal and controversy, with the embattled Danish bank finding itself at the center of one of the largest international money laundering investigations in history. Investor fears of a large fine from regulatory authorities led to a tumble in the bank’s share price – a total decline of 47% in 2018, which wiped out almost $17 billion of the bank’s market value – as Danske Bank stock hit its lowest level since early 2014.

At the country level, the top detractors from relative Fund performance during the reporting period were Germany, with -1.03%, Japan, with -0.64%, and France, with -0.39%.

The top contributors to relative Fund performance during the reporting period were Olympus Corporation, with 0.12%, Newcrest Mining, Ltd., with 0.12%, and Sky plc, with 0.10%.

The Nikkei kicked off the second quarter of the 2019 fiscal year with a January rally that put it back above 20,000 on signs that the U.S. and China were inching closer to a détente in trade tensions. Olympus Corporation (TYO: 7733) was in the spotlight, as shares of the Japanese manufacturer of optoelectronic products surged after it was reported that two major brokerage houses had raised their stock ratings, citing earnings growth expectations from new products in the GI segment. An additional lift that pushed Olympus’ share price to a near three-month high came shortly thereafter, when the company announced that it would propose giving U.S. hedge fund and the firm’s largest shareholder, ValueAct Capital, a board seat.

Despite the fact that the ASX 200 and the broader global markets in the fourth quarter of 2018 experienced one of the most volatile periods since the Global Financial Crisis, Newcrest Mining, Ltd. (ASX: NCM) saw its share price surpass its 52-week high in September – a stark contrast to the ensuing market sell-off. The company’s incredible run continued into the first quarter of 2019, with the company latching on to the coattails of the December sell-off recovery, as its share price approaches its highest levels in almost seven years.

A combination of sustained increases in gold spot prices between September 2018 and February 2019, jumps in firm production, a slight increase in its average selling price, and reductions in the company’s overall all-in sustaining costs (AISC) allowed the Australian gold and copper mining giant to buck the overall market trend, registering a strong advance in its share price during the reporting period.

Sky plc (OTC: SKYAY), a London-based media and telecommunications conglomerate, saw its share price surge in late September after it was announced that telecommunications giant Comcast (NASDAQ: CMCSA) had won the auction to acquire the European pay-TV group for $39 billion. Comcast subsequently announced that it had completed the purchase of 75% of the outstanding shares of Sky plc, including the interest formerly held by the previous controlling shareholder, 21st Century Fox (NASDAQ: FOX), on October 9, 2018.

At the country level, the top contributors to relative Fund performance during the reporting period were Italy, with 0.20%, Spain, with 0.16%, and Hong Kong, with 0.13%.

To learn more about Nationwide Funds’ ETF offerings, please visit our website www.etf.nationwide.com. We thank you for your continued confidence in Nationwide.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Letters to Investors (cont.)	Nationwide Risk-Based International Equity ETF
February 28, 2019

Subadviser: Vident Investment Advisory, LLC (VIA)

Portfolio Managers: Denise M. Krisko, CFA and Rafael Zayas, CFA

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns.  The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

MSCI World Index: A broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each country. The MSCI World Index® does not offer exposure to emerging markets.

The Nikkei Index or Nikkei 225 is the most recognized Japanese stock market index. It is a price-weighted index composed of Japan’s top 225 blue-chip companies traded on the Tokyo Stock Exchange.

The Rothschild & Co Risk-Based International Index® (“Index”) is a rules-based, equal risk-weighted index that provides exposure to large-cap companies in developed markets, excluding North America. The Index seeks to lower volatility, reduce maximum drawdown, and enhance the Sharpe ratio, all without curtailing returns.

The Index is a product of, the marketing name for, and a licensed trademark of Rothschild Risk Based Investments LLC (collectively with its affiliates, “Rothschild”). “Rothschild®”, the Index, and “Rothschild Indexes” are trade and service marks of Rothschild and have been licensed for use for certain purposes by Nationwide Fund Advisors. Nationwide Risk-Based International Equity ETF (“ETF”) is not sponsored or sold by Rothschild, and Rothschild makes no representation or warranty, express or implied, regarding the ETF to the owners of the ETF or any member of the public.

Earnings per share (EPS):  The portion of a company’s profit allocated to each share of common stock. Earnings per share serve as an indicator of a company’s profitability

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedules of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC.  NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs.  Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI.  Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Letters to Investors	Nationwide Maximum Diversification U.S. Core Equity ETF
February 28, 2019

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Maximum Diversification U.S. Core Equity ETF (the “Fund”). The information that follows pertains to the reporting period from September 1, 2018, through February 28, 2019.

The Fund experienced negative performance during the reporting period, registering -5.90% (net asset value [NAV]) versus -3.01% for the Fund’s benchmark, the MSCI USA Index®. The median return of the Fund’s Morningstar® peer category, U.S. Large Blend, (a group consisting of 135 ETFs as of February 28, 2019) during the reporting period was -2.95%. The Fund’s underlying index, the TOBAM Maximum Diversification USA Index®, registered -5.78% over the same period. The Fund did not hold derivatives during the reporting period.

The first quarter of the 2019 fiscal year saw the re-emergence of equity market volatility – an outcome characteristic of economies in the late stage of the business cycle – as the Chicago Board Options Exchange Volatility Index® (VIX) surpassed 30% in late-December 2018, its highest level since February 2018. December proved to be the most tumultuous month for investors, as gains from the previous months’ trading were wiped out and then some, leaving U.S. equities in the red at year end.

The primary catalysts for this dramatic uptick in volatility included: waning investor confidence amid signs of a slowdown in global economic growth; the prospect of fading U.S. policy support, punctuated by the U.S. government shutdown; escalation of the U.S.-China trade conflict; and mounting concerns about the downward pressure on growth stemming from the tightening of monetary policy by the Federal Reserve.

During this period, “cyclical” sectors including Materials, Industrials, and Energy took a hit from mounting apprehension surrounding the deceleration of global economic growth. Geopolitical uncertainty, slowing growth, and the flattening of the yield curve weighed negatively on the returns of U.S. Financials. Conversely, more “defensive” sectors, specifically Utilities and Health Care, ended the year in positive territory, with the fourth-quarter collapse of bond yields and the resurfacing of growth concerns providing an additional lift to these stocks.

As the reporting period drew to a close, U.S. equities experienced a much-needed respite from the turmoil experienced at the end of 2018, despite the continued moderation of macroeconomic data. Improvements in investor sentiment, stimulated by a combination of increased optimism surrounding U.S.-China trade talks, considerably more dovish messaging from the Federal Reserve, and the implementation of extensive stimulus measures by the People’s Bank of China (PBOC) lifted shares to two consecutive months of gains in January 2019 and February 2019, respectively.

The Fund underperformed the MSCI USA Index®, with performance over the last two months of the reporting period accounting for the bulk of the Fund’s cumulative lag, relative to its benchmark. The portfolio’s relative underperformance in 2018 was largely attributed to an overweight allocation to Consumer Discretionary stocks, with valuations of sector constituents collapsing in November 2018, consequently bringing an end to the momentum seen in the year’s prior months.

An underweight in Technology, a sector that has staged an impressive rebound in early 2019 despite lingering investor concerns about the near-term impacts of a slowdown in global growth and the potential of a U.S.-China trade dispute, further extended the Fund’s underperformance relative to its benchmark in January 2019 and February 2019, respectively.

Top detractors from relative Fund performance during the reporting period were PG&E Corporation, with -0.95%, GrubHub, Inc., with -0.44%, and Apple, Inc., with -0.40%.

PG&E Corporation (NYSE: PCG), a California-based holding company with interests in energy-based businesses, registered sharp declines in its stock price during the fourth quarter of 2018 amid growing concerns surrounding the firm’s potential fire liabilities, subsequently leading to the company’s declaration of Chapter 11 bankruptcy in January 2019.

Letters to Investors (cont.)	Nationwide Maximum Diversification U.S. Core Equity ETF
February 28, 2019

Despite beating analyst estimates in the third quarter of 2018, online food delivery marketplace GrubHub, Inc. (NYSE: GRUB) saw its stock price slip during the reporting period on the back of underwhelming quarterly guidance, culminating in a disappointing fourth-quarter earnings report.

The issuance of lower-than-expected guidance for the first quarter of the 2019 fiscal year sent shares of iPhone maker Apple, Inc. (NASDAQ: AAPL) tumbling 12% in December. The firm’s revision of its outlook for the December quarter was attributed to weak iPhone sales in China, in part due to a combination of the broader macroeconomic slowdown in the region and ensuing trade tensions between China and the U.S.

Renewed investor optimism came at the end of January 2019, as the technology giant reported earnings per share (EPS) and revenue that beat consensus analyst estimates for the first quarter of the 2019 fiscal year. An impressive gross margin for Apple’s services segment, 63% vs. Apple’s consolidated gross margin of 38%, further listed shares, boding well for the company’s ability to withstand headwinds in its iPhone business.

The top contributors to relative Fund performance during the reporting period were Chipotle Mexican Grill, Inc., with 0.32%, Procter & Gamble Company, with 0.17%, and MarketAxess Holdings, Inc., with 0.14%.

In the midst of a year-end market sell-off, Chipotle Mexican Grill, Inc. (NYSE: CMG) emerged as one of the best-performing stocks of 2018, with a 49% gain, compared to a 6% loss for the S&P 500® Index – a plausible sign that the American restaurant chain finally may be ready to move past the incidences of food-borne illnesses that have plagued the company in recent years. Impressive fourth-quarter results, fueled by a surge in digital and comparable-store sales, contributed to share price increases of 23% and 15% in January 2019 and February 2019, respectively, as Chipotle continued its impressive run into 2019.

Procter & Gamble Company (NYSE: PG) overcame the cost spikes and sluggish growth concerns that plagued the broader Consumer Staples sector in the first quarter of the 2019 fiscal year to post some of its strongest market share results in the past several years. The consumer goods behemoth extended this positive momentum into 2019, rising to an all-time intraday high of $100.45 on February 25, 2019. This increase came after fiscal second-quarter earnings and sales reports outpaced Wall Street estimates, with P&G reporting 4% growth in organic sales over the period.

On the back of strong fourth-quarter results fueled by a surge in trading volume and a market share increase in the U.S. high-grade and U.S. high-yield markets, respectively, shares of financial technology company MarketAxess Holdings, Inc. (NASDAQ: MKTX) rose during the reporting period, with an increase of approximately 14% coming in February 2019. Additional lifts to the company’s shares came in the form of announcements of a boost in the firm’s quarterly dividends and the board’s authorization of a share repurchase program expected to take effect in April 2019.

To learn more about Nationwide Funds’ ETF offerings, please visit our website www.etf.nationwide.com. We thank you for your continued confidence in Nationwide.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Letters to Investors (cont.)	Nationwide Maximum Diversification U.S. Core Equity ETF
February 28, 2019

Subadviser: Vident Investment Advisory, LLC (VIA)

Portfolio Managers: Denise M. Krisko, CFA; and Austin Wen, CFA

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns.  The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

MSCI USA Index®: An unmanaged index created by Morgan Stanley Capital International (MSCI) that measures the performance of the large- and mid-cap segments of the U.S. market. The index covers approximately 85% of the free float-adjusted market capitalization in the United States. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Chicago Board Options Exchange (CBOE), the Volatility Index®, or VIX, is a real-time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of market risk and investors’ sentiments.

The TOBAM Maximum Diversification USA Index® (“Index”), a systematic, rules-based index that provides exposure to mid- and large-cap U.S. listed companies. TOBAM applies liquidity and socially responsible investment screens in determining the investable universe. The Index seeks to maximize a mathematical definition of diversification, the Diversification Ratio®, to provide investors with the most diversified portfolio possible in any given stock universe across global and domestic markets. The Diversification Ratio® is a proprietary metric based on the volatility of each index constituent and its correlation to the other index constituents. Constituents are weighted so that each effective risk factor evenly contributes to the risk of the portfolio, subject to active share constraints.

Index data copyright ©2019, TOBAM S.A.S. All rights reserved. Maximum Diversification is a registered trademark and service mark of TOBAM S.A.S. or its affiliates (“TOBAM”). The Nationwide ETFs (“ETFs”) are not sponsored, endorsed, issued, sold, or promoted by TOBAM S.A.S. (“TOBAM”), and TOBAM does not make any representation regarding the advisability of investing in the Funds. Nationwide licenses the use of Maximum Diversification® indexes and is not affiliated with TOBAM or its affiliates. For more details, visit nationwidefinancial.com/products/investments/etfs.

Earnings per share (EPS):  The portion of a company’s profit allocated to each share of common stock. Earnings per share serve as an indicator of a company’s profitability.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedules of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC.  NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs.  Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI.  Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Letters to Investors	Nationwide Maximum Diversification Emerging Markets Core Equity ETF
February 28, 2019

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Maximum Diversification Emerging Markets Core Equity ETF (the “Fund”). The information that follows pertains to the reporting period from September 1, 2018, through February 28, 2019.

The Fund experienced negative performance during the reporting period, registering -4.73% (net asset value [NAV]) versus 0.46% for the Fund’s benchmark, the MSCI Emerging Markets Index®. The median return of the Fund’s Morningstar® peer category, Diversified Emerging Markets, (a group consisting of 74 ETFs as of February 28, 2019) during the reporting period was 0.74%. The Fund’s underlying index, the TOBAM Maximum Diversification Emerging Markets Index®, registered -3.43% over the same period. The Fund did not hold derivatives during the reporting period.

After returning 34% in 2017, Emerging Market equities, as measured by the MSCI Emerging Markets Index, saw a dramatic reversal of fortune during the initial months of the reporting period, entering “bear market” territory in September 2018 and registering -14.57% in 2018 – the worst year for developing economies since 2015.

Mounting signs of moderation in global economic growth and the tightening of global liquidity, stemming from higher U.S. interest rates and the consequent appreciation of the U.S. dollar, hit countries with weaker fundamentals including South Africa and Indonesia, as Emerging Markets slid deeper into a bear market in October 2018. The looming threat of a U.S.-China trade war also weighed heavily on Emerging Market sentiment, most notably in Asia, as concerns grew that an escalation of the ensuing standoff could destabilize the global trading order. Turkey and Argentina fueled contagion risk, as both economies faced currency crises in 2018 that were further exacerbated by the strengthening of the U.S. dollar and the large amount of U.S. dollar-denominated debt held by each country.

Rising geopolitical concerns also were a major factor, as political upheaval roiled Emerging Markets during 2018. Major political events that affected Emerging Markets performance in 2018 included:

•	Investor flight from Turkey amid sanctions related to the detention of a U.S. pastor and the central bank’s reluctance to tighten policy;

•	Delays in South African President Cyril Ramaphosa’s reform agenda and the ousting of his finance minister;

•
The election of populist leaders Jair Bolsonaro and Andres Manuel Lopez Obrador in Brazil and Mexico, respectively. While investors warmed to Brazilian President-elect Bolsonaro, Obrador’s cancellation of a $13 billion airport project spooked investors, as Mexico’s stock index dipped in the months immediately following the July 1 presidential vote; and

•
Bouts of volatility in the typically tranquil markets of Chile, Colombia, and Peru, engendered by sliding commodity prices and the rise of new leaders. Peru’s market-friendly leader, Pedro Pablo Kuczynski, was brought down by corruption scandals, with Martin Vizcarra, the ex-governor of the nation’s second-smallest state, taking power. Meanwhile, billionaire Sebastian Pinera returned to power in Chile, and Colombia elected Democratic Center candidate Ivan Duque.

As the reporting period drew to a close, investor sentiment in Emerging Markets showed a marked improvement as Emerging Market equities rebounded from the 2018 downturn with a 7.2% gain in January 2019. This increase was buoyed by a more-dovish Federal Reserve that signaled a likely pause in further rate hikes and greater flexibility in balance-sheet normalization as well as renewed hopes that the U.S. and China would reach a trade deal, on the back of improving White House rhetoric toward China.

Performance was more subdued in February 2019, as Emerging Market equities returned 0.4%, with individual market performance varying significantly and local currencies generally underperforming relative to the U.S. dollar. Emerging Markets ended the period trading at a significant discount relative to developed markets, providing long-term investors with an attractive investment opportunity.

The Fund underperformed the MSCI Emerging Markets Index® during the reporting period. The portfolio’s relative underperformance during this period was primarily attributed to an underweight in large-capitalization

Letters to Investors (cont.)	Nationwide Maximum Diversification Emerging Markets Core Equity ETF
February 28, 2019

stocks relative to the benchmark (stocks with a market capitalization greater than $50 billion), with this segment outperforming all other market caps and driving the relative returns of the Fund’s benchmark.

Top detractors from relative Fund performance during the reporting period were Sun Pharmaceutical Industries, Ltd., with -0.31%, Fullshare Holdings, Ltd., with -0.13%, and Yageo Corporation, with -0.27%.

Sun Pharmaceutical Industries, Ltd. (NSEI: SUNPHARMA) opened December 2018 trading with a 10% decline, after tumbling 33% over the prior three months. The slide in the share price of the Mumbai-based multinational pharmaceutical company during this period primarily stemmed from negative market reaction to various high-profile allegations. These allegations included: the firm’s arrangement with subsidiary Aditya Medisales (AML); spikes in non-current loans and advances; and media reports suggesting the reopening of investigations into whistleblower claims of insider trader linked to the Ranbaxy buyout by capital markets regulator The Securities and Exchange Board of India (SEBI).

Shares in India’s largest drugmaker slid further in January 2019, tanking 12% intra-day on January 18, as the company’s share price reached a six-year low. The sell-off came after a financial advocacy website, claiming to be in possession of a whistleblower letter against the company, shared details of the purported complaint, highlighting the firm’s dealings with subsidiary Aditya Medisales (AML), including allegations of money laundering and lending by AML to Suraksha Realty, a company promoted by Sun Pharmaceutical Industries director Sudhir Valia.

Fullshare Holdings, Ltd. (HKG: 0607) took a hard tumble during the reporting period, most notably slumping 18%, prior to trading being halted on December 27 amid reports that the Chinese conglomerate was facing a capital crunch.

Since reaching a high on July 3, 2018, shares of Yageo Corporation (TPE: 2327), a Taiwan-based manufacturer of electronic components, tumbled 68.32% between July 2018 and October 2018. Despite a fleeting bounce in the share price amid across-the-board recovery in the local bourse in late October 2018, shares of Yageo continued to decline during the reporting period as a result of U.S.-China trade tensions’ exerting downward pressure on demand for the company’s products, including multilayer ceramic capacitors and chip resistors, consequently driving increasing uncertainty about the firm’s mid- to long-term earnings outlook.

At the country level, the top detractors from relative Fund performance during the reporting period were India, with -2.39%, Taiwan, with -1.38%, and China, with -1.31%.

The top contributors to relative Fund performance during the reporting period were AngloGold Ashanti, Ltd., with 0.67%, Gold Fields, Ltd., with 0.32%, and Petroleo Brasileiro SA, with 0.32%.

Despite having to contend with headwinds from political uncertainty, labor strikes, inefficient operations, and headlines that called negative attention to miner deaths in South Africa, shares in AngloGold Ashanti, Ltd. (JSE: ANG), a global gold-mining company based in Johannesburg, were lifted by surging optimism in the near-term outlook for gold prices and a restructuring of the firm’s South African operations.

South African gold-mining company Gold Fields, Ltd. (JSE: GFI) similarly saw advances in its share price during the reporting period thanks to a marked increase in the price of gold, as investors piled into the “anti-risk” asset in response to a deteriorating global growth narrative.

Petroleo Brasileiro SA (B3: PETR3), the state-controlled Brazilian petroleum supermajor more popularly known as Petrobras, rode a wave of positive investor sentiment toward Brazilian stocks in the wake of the country’s presidential election, to record impressive gains in the early months of the reporting period, including picking up 34.6% in October 2018.

Despite facing volatile conditions in the crude oil market over the past several years, Petrobras continued its ascent during the reporting period, with a 10% share price increase to open 2019. A jump in oil prices, an increase in the demand for drilling projects off the coast of Brazil, the acquisition of promising assets in auctions initiated by Brazilian oil regulators, and the growth of the company’s pre-salt production volume were all major contributing factors to the rise in Petrobras’ share price – momentum that has helped the petroleum giant claw its way back from “Operation Car Wash,” the political corruption scandal that began in 2014.

Letters to Investors (cont.)	Nationwide Maximum Diversification Emerging Markets Core Equity ETF
February 28, 2019

At the country level, the top contributors to relative Fund performance during the reporting period were Brazil, with 1.20%, South Africa, with 0.92%, and Turkey, with 0.31%.

To learn more about Nationwide Funds’ ETF offerings, please visit our website www.etf.nationwide.com. We thank you for your continued confidence in Nationwide.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Subadviser: Vident Investment Advisory, LLC (VIA)

Portfolio Managers: Denise M. Krisko, CFA and Rafael Zayas, CFA

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns.  The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including emerging markets (which may include currency fluctuations, political risks, differences in accounting and limited availability of information). Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

MSCI Emerging Markets Index®: An unmanaged, free float-adjusted, market capitalization-weighted index created by Morgan Stanley Capital International (MSCI) that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The TOBAM Maximum Diversification Emerging Markets Index® (“Index”) is a systematic, rules-based index that provides exposure to mid- and large-cap companies in emerging markets. TOBAM applies liquidity and socially responsible investment screens in determining the investable universe. The Index seeks to maximize a mathematical definition of diversification, the Diversification Ratio®, to provide investors with the most diversified portfolio possible in any given stock universe across global and domestic markets. The Diversification Ratio® is a proprietary metric based on the volatility of each index constituent and its correlation to the other index constituents. Constituents are weighted so that each effective risk factor evenly contributes to the risk of the portfolio, subject to active share constraints.

Index data copyright ©2019, TOBAM S.A.S. All rights reserved. Maximum Diversification is a registered trademark and service mark of TOBAM S.A.S. or its affiliates (“TOBAM”). The Nationwide ETFs (“ETFs”) are not sponsored, endorsed, issued, sold, or promoted by TOBAM S.A.S. (“TOBAM”), and TOBAM does not make any representation regarding the advisability of investing in the Funds. Nationwide licenses the use of Maximum Diversification® indexes and is not affiliated with TOBAM or its affiliates. For more details, visit nationwidefinancial.com/products/investments/etfs.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedules of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC.  NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs.  Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI.  Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Portfolio Allocations	Nationwide ETFs
As of February 28, 2019 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF
Percentage of
Sector	Net Assets
Utilities	18.3%
Financials	16.2
Consumer Staples	13.3
Consumer Discretionary	12.4
Health Care	12.3
Industrials	9.1
Information Technology	6.3
Communication Services	4.5
Materials	4.3
Energy	3.1
Money Market Funds, Private Funds and Other Assets and Liabilities	0.2
Total	100.0%

Nationwide Risk-Based International Equity ETF
Percentage of
Sector	Net Assets
Industrials	17.0%
Financials	16.4
Consumer Staples	16.3
Consumer Discretionary	12.3
Communication Services	9.3
Utilities	8.9
Health Care	6.6
Materials	4.7
Real Estate	4.0
Information Technology	2.3
Energy	1.7
Money Market Funds, Repurchase Agreements and Other Assets and Liabilities	0.5
Total	100.0%

Portfolio Allocations (Continued)	Nationwide ETFs
As of February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	19.4%
Health Care	17.7
Consumer Staples	11.8
Communication Services	9.1
Utilities	8.2
Financials	8.1
Information Technology	7.5
Real Estate	7.2
Industrials	4.8
Materials	3.0
Energy	3.0
Money Market Funds, Private Funds and Other Assets and Liabilities	0.2
Total	100.0%

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Percentage of
Sector	Net Assets
Financials	15.2%
Consumer Discretionary	13.6
Consumer Staples	11.8
Communication Services	11.7
Health Care	11.1
Information Technology	10.9
Industrials	7.4
Materials	7.4
Energy	5.9
Utilities	3.8
Real Estate	1.0
Money Market Funds, Repurchase Agreements and Other Assets and Liabilities	0.2
Total	100.0%

Schedules of Investments

February 28, 2019 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 4.5%
13,993	AT&T, Inc.	$435,462
7,130	CBS Corporation – Class B	357,997
8,713	Comcast Corporation – Class A	336,932
11,913	Discovery, Inc. – Series A (a) +	344,286
16,663	Interpublic Group of Companies, Inc. +	383,749
3,924	Liberty Broadband Corporation – Class A (a)	350,492
6,083	Omnicom Group, Inc. +	460,482
5,646	T-Mobile US, Inc. (a)	407,698
11,776	Twenty-First Century Fox, Inc. – Class A	593,863
9,256	Verizon Communications, Inc.	526,852
16,231	Viacom, Inc. – Class B +	474,270
3,289	Walt Disney Company +	371,131
		5,043,214
	Consumer Discretionary — 12.4%
2,341	Advance Auto Parts, Inc.	378,727
739	AutoZone, Inc. (a)	693,899
200	Booking Holdings, Inc. (a)	339,408
2,269	Burlington Stores, Inc. (a)	385,140
6,093	CarMax, Inc. (a) +	378,375
696	Chipotle Mexican Grill, Inc. (a)	422,841
8,982	D.R. Horton, Inc. +	349,310
3,870	Darden Restaurants, Inc.	433,866
2,947	Dollar General Corporation	349,102
3,702	Dollar Tree, Inc. (a)	356,614
1,445	Domino’s Pizza, Inc.	362,608
10,906	eBay, Inc.	405,158
3,554	Expedia Group, Inc.	438,244
45,623	Ford Motor Company	400,114
6,262	Garmin, Ltd.	525,820
10,143	General Motors Company	400,445
4,145	Genuine Parts Company +	450,893
5,463	Hasbro, Inc. +	463,809
4,871	Kohl’s Corporation +	328,939
7,106	Lennar Corporation – Class A	340,946
13,384	Macy’s, Inc.	331,789
3,190	McDonald’s Corporation	586,449
151	NVR, Inc. (a)	395,620
1,085	O’Reilly Automotive, Inc. (a) +	403,577
17,216	Qurate Retail, Inc. – Series A (a) +	310,060
3,525	Ross Stores, Inc.	334,276
6,064	Starbucks Corporation	426,057
5,317	Target Corporation	386,226
4,231	Tiffany & Company +	402,114
8,907	TJX Companies, Inc.	456,840
3,723	Tractor Supply Company +	354,988
1,251	Ulta Beauty, Inc. (a)	390,925
4,568	V.F. Corporation	399,060

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer Discretionary — 12.4% (Continued)
4,421	Yum! Brands, Inc.	$417,785
		13,800,024
	Consumer Staples — 13.3%
9,629	Altria Group, Inc.	504,656
9,642	Archer-Daniels-Midland Company	409,785
7,693	Brown-Forman Corporation – Class B +	380,727
11,020	Bunge, Ltd.	584,942
7,320	Church & Dwight Company, Inc.	481,656
2,722	Clorox Company +	430,158
10,273	Coca-Cola Company	465,778
13,199	Coca-Cola European Partners plc	622,200
6,998	Colgate-Palmolive Company	460,958
17,795	Conagra Brands, Inc. +	415,869
2,524	Constellation Brands, Inc. – Class A	426,960
1,705	Costco Wholesale Corporation	372,952
2,410	Estee Lauder Companies, Inc. – Class A +	378,225
11,924	General Mills, Inc. +	561,978
5,240	Hershey Company	579,963
10,623	Hormel Foods Corporation +	460,613
5,492	JM Smucker Company +	581,658
9,374	Kellogg Company +	527,381
3,663	Kimberly-Clark Corporation +	427,948
7,376	Kraft Heinz Company	244,809
15,403	Kroger Company +	451,770
7,520	Lamb Weston Holdings, Inc.	521,211
3,624	McCormick & Company, Inc. +	492,792
5,571	Molson Coors Brewing Company – Class B +	343,508
8,892	Mondelez International, Inc. – Class A	419,347
4,423	PepsiCo, Inc.	511,476
5,821	Philip Morris International, Inc.	506,078
5,031	Procter & Gamble Company	495,805
7,458	Sysco Corporation +	503,787
7,600	Tyson Foods, Inc. – Class A	468,616
4,484	Walgreens Boots Alliance, Inc. +	319,216
4,128	Walmart, Inc. +	408,631
		14,761,453
	Energy — 3.1%
16,525	Cabot Oil & Gas Corporation	406,846
3,214	Chevron Corporation	384,330
4,976	Exxon Mobil Corporation	393,253
19,504	Kinder Morgan, Inc.	373,697
5,876	Occidental Petroleum Corporation	388,697
5,692	ONEOK, Inc. +	365,768
3,806	Phillips 66	366,746
9,077	Schlumberger, Ltd.	399,933
14,828	Williams Companies, Inc.	395,759
		3,475,029

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financials — 16.2%
9,153	Aflac, Inc.	$449,778
597	Alleghany Corporation	383,847
4,035	Allstate Corporation +	380,823
9,491	American International Group, Inc. +	410,011
2,423	Aon plc	415,617
15,239	Arch Capital Group, Ltd. (a) +	497,858
5,419	Arthur J. Gallagher & Company	435,037
9,451	Athene Holding, Ltd. – Class A (a)	421,042
7,860	Bank of New York Mellon Corporation +	412,493
7,934	BB&T Corporation +	404,396
6,546	Cboe Global Markets, Inc.	627,827
3,004	Chubb, Ltd. +	402,236
4,604	Cincinnati Financial Corporation +	399,719
2,787	CME Group, Inc.	506,983
4,299	Comerica, Inc.	374,486
2,288	Credicorp, Ltd.	556,190
2,322	Everest Re Group, Ltd.	525,027
12,098	Fidelity National Financial, Inc. +	424,519
15,102	Fifth Third Bancorp	416,513
4,337	First Republic Bank/CA +	455,298
10,527	Franklin Resources, Inc. +	343,285
8,008	Hartford Financial Services Group, Inc.	395,275
28,271	Huntington Bancshares, Inc. +	407,385
5,535	Intercontinental Exchange, Inc.	427,025
3,329	JPMorgan Chase & Company	347,414
7,202	Loews Corporation +	342,959
2,427	M&T Bank Corporation	420,017
406	Markel Corporation (a)	407,981
3,802	MarketAxess Holdings, Inc. +	927,232
4,776	Marsh & McLennan Companies, Inc.	444,264
4,577	Nasdaq, Inc.	419,116
3,197	PNC Financial Services Group, Inc.	402,886
4,754	Progressive Corporation	346,567
2,577	Reinsurance Group of America, Inc.	372,351
5,444	SunTrust Banks, Inc.	353,152
10,773	Synchrony Financial	351,308
4,153	Torchmark Corporation +	342,872
2,816	Travelers Companies, Inc.	374,275
7,775	U.S. Bancorp	401,890
7,667	Wells Fargo & Company	382,507
2,931	Willis Towers Watson plc	504,191
7,299	Zions Bancorporation +	372,979
		17,986,631
	Health Care — 12.3%
2,606	Allergan plc	358,872
3,838	AmerisourceBergen Corporation	319,705
1,701	Amgen, Inc.	323,326

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care — 12.3% (Continued)
1,280	Anthem, Inc.	$384,934
5,135	Baxter International, Inc. +	383,739
1,428	Becton Dickinson and Company +	355,272
1,073	Biogen, Inc. (a)	351,954
7,634	Bristol-Myers Squibb Company	394,372
5,988	Cardinal Health, Inc.	325,388
2,185	Cigna Corporation	381,151
5,095	CVS Health Corporation	294,644
3,019	Danaher Corporation	383,473
10,615	DENTSPLY SIRONA, Inc. +	443,282
3,215	Eli Lilly & Company	406,022
4,784	Gilead Sciences, Inc.	311,056
2,691	HCA Healthcare, Inc.	374,157
6,103	Henry Schein, Inc. (a) +	361,908
7,727	Hologic, Inc. (a)	364,328
1,450	Humana, Inc.	413,308
3,863	Jazz Pharmaceuticals plc (a)	540,937
2,882	Johnson & Johnson	393,796
2,564	Laboratory Corporation of America Holdings (a)	380,087
2,996	McKesson Corporation +	380,971
4,418	Medtronic plc	399,829
5,363	Merck & Company, Inc.	435,959
8,938	Pfizer, Inc. +	387,462
11,261	QIAGEN NV (a)	432,760
4,445	Quest Diagnostics, Inc. +	384,715
3,778	ResMed, Inc. +	386,981
3,223	STERIS plc	389,854
1,826	Stryker Corporation	344,219
1,285	UnitedHealth Group, Inc.	311,253
3,451	Universal Health Services, Inc. – Class B +	479,103
2,732	Varian Medical Systems, Inc. (a)	367,072
1,353	WellCare Health Plans, Inc. (a) +	343,094
2,776	Zimmer Biomet Holdings, Inc.	344,557
		13,633,540
	Industrials — 9.1%
3,900	Allegion plc	350,844
4,497	C.H. Robinson Worldwide, Inc. +	406,438
998	CoStar Group, Inc. (a)	456,616
3,720	Equifax, Inc.	407,377
1,995	General Dynamics Corporation	339,589
36,831	General Electric Company +	382,674
2,654	Harris Corporation	437,724
2,492	Honeywell International, Inc.	383,943
7,079	IHS Markit, Ltd. (a)	376,390
3,298	JB Hunt Transport Services, Inc. +	355,096
9,524	Johnson Controls International plc +	335,911
3,397	Kansas City Southern	369,050

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 9.1% (Continued)
1,969	L3 Technologies, Inc.	$416,936
1,300	Lockheed Martin Corporation	402,233
13,065	Nielsen Holdings plc	342,303
1,510	Northrop Grumman Corporation	437,839
2,323	Raytheon Company	433,240
6,398	Republic Services, Inc. +	501,795
2,352	Snap-on, Inc. +	376,320
6,334	Southwest Airlines Company	354,957
4,075	United Continental Holdings, Inc. (a)	357,826
2,973	United Parcel Service, Inc. – Class B	327,625
2,890	United Technologies Corporation	363,186
3,040	Verisk Analytics, Inc. +	384,347
1,261	W.W. Grainger, Inc. +	384,315
1	Wabtec Corporation	60
4,474	Waste Management, Inc.	452,993
		10,137,627
	Information Technology — 6.3%
8,787	Amdocs, Ltd.	488,293
4,034	Broadridge Financial Solutions, Inc. +	408,443
4,332	Check Point Software Technologies, Ltd. (a)	529,804
4,208	Citrix Systems, Inc. +	443,944
4,865	Cognizant Technology Solutions Corporation – Class A	345,318
3,324	Fidelity National Information Services, Inc.	359,491
4,407	Fiserv, Inc. (a) +	373,229
1,908	FleetCor Technologies, Inc. (a)	445,097
2,414	Gartner, Inc. (a) +	343,512
2,414	International Business Machines Corporation	333,446
3,178	Jack Henry & Associates, Inc.	421,498
14,207	Juniper Networks, Inc. +	384,726
5,627	Leidos Holdings, Inc. +	363,448
3,009	Motorola Solutions, Inc. +	430,648
4,876	Paychex, Inc. +	375,550
2,634	Red Hat, Inc. (a)	480,968
25,356	Western Union Company	453,111
		6,980,526
	Materials — 4.3%
2,101	Air Products & Chemicals, Inc.	380,659
3,290	Avery Dennison Corporation	355,452
7,370	Ball Corporation +	403,728
2,359	Ecolab, Inc.	398,459
2,751	International Flavors & Fragrances, Inc. +	350,753
2,158	Linde plc	373,852
2,228	Martin Marietta Materials, Inc. +	418,418
38,024	Newmont Mining Corporation	1,297,379
3,626	PPG Industries, Inc.	406,003
869	Sherwin-Williams Company	376,451
		4,761,154

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities — 18.3%
24,303	AES Corporation	$418,741
14,177	Alliant Energy Corporation	650,299
8,640	Ameren Corporation	615,514
9,971	American Electric Power Company, Inc. +	809,146
5,318	American Water Works Company, Inc. +	540,415
5,911	Atmos Energy Corporation	584,302
17,789	CenterPoint Energy, Inc.	536,160
12,442	CMS Energy Corporation +	676,845
9,240	Consolidated Edison, Inc. +	761,838
10,297	Dominion Energy, Inc. +	762,905
6,457	DTE Energy Company	797,827
9,130	Duke Energy Corporation	818,595
8,563	Edison International	512,838
7,625	Entergy Corporation +	711,641
13,509	Evergy, Inc.	755,288
9,386	Eversource Energy	655,237
14,093	Exelon Corporation	684,779
17,454	FirstEnergy Corporation +	711,251
3,872	NextEra Energy, Inc. +	726,852
28,166	NiSource, Inc. +	759,919
9,147	NRG Energy, Inc. +	381,247
13,826	OGE Energy Corporation +	587,882
6,988	Pinnacle West Capital Corporation	655,055
19,409	PPL Corporation +	624,388
11,754	Public Service Enterprise Group, Inc.	691,253
5,578	Sempra Energy +	671,814
15,496	Southern Company	769,996
11,373	UGI Corporation	624,378
16,354	Vistra Energy Corporation	425,858
9,305	WEC Energy Group, Inc. +	709,785
12,824	Xcel Energy, Inc. +	703,525
		20,335,573
	TOTAL COMMON STOCKS (Cost $102,820,590)	110,914,771

	SHORT-TERM INVESTMENTS — 0.0% ^
	Money Market Funds — 0.0% ^
24,500	Invesco Short-Term Investments Trust – Government &
	Agency Portfolio, Institutional Class, 2.30% *	24,500
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,500)	24,500

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 32.3%
	Private Funds — 32.3%
35,874,765	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% *	$35,874,765
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $35,874,765)	35,874,765

	Total Investments (Cost $138,719,855) — 132.1%	146,814,036
	Liabilities in Excess of Other Assets — (32.1)%	(35,647,190)
	TOTAL NET ASSETS — 100.0%	$111,166,846

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
+	All or a portion of this security is on loan as of February 28, 2019. The total value of securities on loan is $35,100,923.
^	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of February 28, 2019.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	AUSTRALIA — 5.8%
	Communication Services — 0.4%
211,874	Telstra Corporation, Ltd.	$471,809

	Consumer Discretionary — 0.4%
20,480	Wesfarmers, Ltd.	483,449

	Consumer Staples — 0.5%
30,140	Woolworths Group, Ltd.	614,774

	Financials — 2.4%
9,723	ASX, Ltd.	482,629
8,102	Commonwealth Bank of Australia	426,260
86,724	Insurance Australia Group, Ltd.	453,494
26,693	National Australia Bank, Ltd.	477,237
49,108	Suncorp Group, Ltd.	473,408
23,608	Westpac Banking Corporation	452,818
		2,765,846
	Industrials — 0.5%
62,170	Brambles, Ltd.	520,155

	Materials — 1.2%
75,551	Amcor, Ltd.	808,949
34,849	Newcrest Mining, Ltd.	602,974
		1,411,923
	Utilities — 0.4%
29,712	AGL Energy, Ltd.	448,350
		6,716,306
	AUSTRIA — 0.4%
	Financials — 0.4%
11,341	Erste Group Bank AG	429,393
		429,393
	BELGIUM — 2.0%
	Communication Services — 0.4%
17,073	Proximus SADP	451,617

	Consumer Staples — 0.9%
4,531	Anheuser-Busch InBev SA/NV	353,682
9,599	Colruyt SA	685,339
		1,039,021
	Financials — 0.4%
9,062	Ageas	447,120

	Health Care — 0.3%
4,740	UCB SA	397,685
		2,335,443
	CHINA — 1.9%
	Energy — 0.7%
462,000	China Petroleum & Chemical Corporation – H-Shares	399,037
638,000	PetroChina Company, Ltd. – H-Shares	421,822
		820,859

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	CHINA — 1.9% (Continued)
	Financials — 1.2%
874,000	Agricultural Bank of China, Ltd. – H-Shares	$418,640
961,000	Bank of China, Ltd. – H-Shares	448,070
48,000	Ping An Insurance Group Company of China, Ltd. – H-Shares	505,389
		1,372,099
		2,192,958
	DENMARK — 3.6%
	Consumer Discretionary — 0.7%
16,366	Pandora AS	859,725

	Consumer Staples — 0.5%
4,295	Carlsberg AS – Series B	520,856

	Health Care — 1.2%
5,611	Coloplast AS – Series B	559,875
9,530	GN Store Nord AS	459,752
8,311	Novo Nordisk AS – Series B	408,238
		1,427,865
	Industrials — 0.8%
14,088	ISS AS	440,122
5,324	Vestas Wind Systems AS	443,646
		883,768
	Utilities — 0.4%
6,741	Orsted AS	489,708
		4,181,922
	FINLAND — 0.7%
	Energy — 0.3%
3,823	Neste Oyj	367,851

	Financials — 0.4%
8,946	Sampo Oyj – Series A	431,108
		798,959
	FRANCE — 6.5%
	Communication Services — 0.7%
28,396	Orange SA	434,578
6,883	Publicis Groupe SA	381,932
		816,510
	Consumer Discretionary — 1.4%
9,230	Accor SA	390,141
3,776	EssilorLuxottica SA	457,709
643	Hermes International +	407,682
3,918	Sodexo SA +	430,887
		1,686,419
	Consumer Staples — 1.5%
18,430	Carrefour SA	377,754
6,066	Danone SA	458,167
1,585	L’Oreal SA	400,496

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	FRANCE — 6.5% (Continued)
	Consumer Staples — 1.5% (Continued)
2,639	Pernod Ricard SA	$454,964
		1,691,381
	Financials — 0.8%
17,395	AXA SA	441,615
10,617	SCOR SE	478,629
		920,244
	Health Care — 0.4%
5,450	Sanofi	456,137

	Industrials — 0.7%
2,253	Teleperformance	402,784
3,760	Thales SA	463,476
		866,260
	Materials — 0.4%
3,366	Air Liquide SA	420,276

	Utilities — 0.6%
22,939	Engie SA	346,100
17,701	Veolia Environnement SA	389,015
		735,115
		7,592,342
	GERMANY — 13.0%
	Communication Services — 0.8%
31,626	Deutsche Telekom AG	521,644
8,328	Scout24 AG +	439,069
		960,713
	Consumer Discretionary — 2.2%
2,305	adidas AG	560,640
6,430	Bayerische Motoren Werke AG	544,089
3,069	Continental AG	503,235
7,654	Daimler AG	458,966
793	Puma SE	447,433
		2,514,363
	Consumer Staples — 0.5%
6,454	Beiersdorf AG	599,401

	Financials — 1.8%
2,000	Allianz SE	445,462
4,970	Deutsche Boerse AG	628,756
3,293	Hannover Rueck SE	491,218
2,225	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	524,713
		2,090,149
	Health Care — 0.8%
8,445	Fresenius SE & Company KGaA	475,337
4,183	Merck KGaA	432,404
		907,741

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	GERMANY — 13.0% (Continued)
	Industrials — 1.9%
8,403	Brenntag AG	$417,189
19,402	Deutsche Lufthansa AG	495,992
14,854	Deutsche Post AG	462,100
2,683	HOCHTIEF AG	425,888
4,198	Siemens AG	459,529
		2,260,698
	Information Technology — 0.4%
4,203	SAP SE	450,839

	Materials — 1.8%
5,895	BASF SE	449,682
6,031	HeidelbergCement AG	443,917
3,449	Linde AG	765,449
4,763	Symrise AG	420,225
		2,079,273
	Real Estate — 1.6%
12,716	Deutsche Wohnen SE	593,671
4,789	LEG Immobilien AG	535,292
14,105	Vonovia SE	684,860
		1,813,823
	Utilities — 1.2%
51,389	E.ON SE	566,737
17,607	RWE AG	430,256
14,539	Uniper SE	423,990
		1,420,983
		15,097,983
	HONG KONG — 2.1%
	Communication Services — 0.6%
62,000	China Mobile, Ltd.	652,399

	Industrials — 0.7%
11,100	Jardine Matheson Holdings, Ltd.	761,016

	Real Estate — 0.8%
137,700	Hongkong Land Holdings, Ltd.	987,309
		2,400,724
	IRELAND — 1.0%
	Consumer Discretionary — 0.3%
4,382	Paddy Power Betfair plc	351,460

	Consumer Staples — 0.4%
4,856	Kerry Group plc – Series A	500,425

	Industrials — 0.3%
26,209	Ryanair Holdings plc (a)	362,609
		1,214,494
	ITALY — 1.9%
	Energy — 0.4%
87,316	Snam SpA	432,012

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	ITALY — 1.9% (Continued)
	Financials — 0.4%
22,872	Assicurazioni Generali SpA	$408,768

	Industrials — 0.3%
15,505	Atlantia SpA	377,477

	Utilities — 0.8%
71,641	Enel SpA	433,995
80,603	Terna Rete Elettrica Nazionale SpA	501,870
		935,865
		2,154,122
	JAPAN — 30.2%
	Communication Services — 2.4%
11,700	Dentsu, Inc.	488,725
28,600	KDDI Corporation	690,721
15,600	Nippon Telegraph & Telephone Corporation	672,796
41,100	NTT DOCOMO, Inc.	956,797
		2,809,039
	Consumer Discretionary — 4.8%
15,100	Bandai Namco Holdings, Inc.	642,957
12,500	Bridgestone Corporation	493,285
71,300	Nissan Motor Company, Ltd.	616,413
3,500	Nitori Holdings Company, Ltd.	436,557
4,700	Oriental Land Company, Ltd.	516,358
34,900	Sekisui House, Ltd.	524,660
3,800	Shimano, Inc.	577,237
25,100	Subaru Corporation	637,308
12,500	Suzuki Motor Corporation	640,160
8,700	Toyota Motor Corporation	523,391
		5,608,326
	Consumer Staples — 3.9%
23,300	Aeon Company, Ltd. +	491,033
31,800	Ajinomoto Company, Inc.	481,056
24,800	FamilyMart UNY Holdings Company, Ltd. +	707,331
27,400	Japan Tobacco, Inc.	697,307
6,400	Kao Corporation	484,312
6,300	MEIJI Holdings Company, Ltd.	499,156
15,000	Seven & i Holdings Company, Ltd.	659,451
15,900	Unicharm Corporation	506,337
		4,525,983
	Financials — 4.3%
29,300	Japan Exchange Group, Inc.	517,198
81,800	Japan Post Holdings Company, Ltd.	995,678
465,200	Mizuho Financial Group, Inc.	732,150
22,200	MS&AD Insurance Group Holdings, Inc.	666,677
13,600	Sompo Holdings, Inc.	507,862
15,800	Sumitomo Mitsui Financial Group, Inc.	559,501
13,100	Sumitomo Mitsui Trust Holdings, Inc.	496,487

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	JAPAN — 30.2% (Continued)
	Financials — 4.3% (Continued)
9,700	Tokio Marine Holdings, Inc.	$472,801
		4,948,354
	Health Care — 1.8%
30,000	Astellas Pharma, Inc.	463,124
15,400	Olympus Corporation	681,325
22,100	ONO Pharmaceutical Company, Ltd.	454,329
11,713	Takeda Pharmaceutical Company, Ltd.	470,233
		2,069,011
	Industrials — 7.9%
18,100	ANA Holdings, Inc.	671,840
2,500	Central Japan Railway Company	560,883
6,100	East Japan Railway Company	584,136
11,900	Hankyu Hanshin Holdings, Inc.	431,872
27,900	ITOCHU Corporation	500,756
22,400	Japan Airlines Company, Ltd.	817,965
14,700	Kintetsu Group Holdings Company, Ltd.	664,221
19,000	Mitsubishi Corporation	535,761
16,300	Mitsubishi Heavy Industries, Ltd.	663,450
32,100	Mitsui & Company, Ltd.	504,626
22,700	Odakyu Electric Railway Company, Ltd.	530,387
6,800	Secom Company, Ltd.	587,639
29,500	Tokyu Corporation	500,058
17,500	Toshiba Corporation	548,644
7,800	West Japan Railway Company	587,943
21,000	Yamato Holdings Company, Ltd.	546,883
		9,237,064
	Information Technology — 1.9%
19,700	Canon, Inc.	566,472
12,000	FUJIFILM Holdings Corporation	538,017
7,000	Fujitsu, Ltd.	472,179
19,400	NEC Corporation	647,422
		2,224,090
	Materials — 0.5%
75,000	Toray Industries, Inc.	522,480

	Real Estate — 0.8%
3,700	Daito Trust Construction Company, Ltd.	513,021
11,900	Sumitomo Realty & Development Company, Ltd.	445,128
		958,149
	Utilities — 1.9%
32,900	Chubu Electric Power Company, Inc.	517,941
31,900	Kansai Electric Power Company, Inc.	477,268
27,200	Osaka Gas Company, Ltd	557,097
25,200	Tokyo Gas Company, Ltd.	693,838
		2,246,144
		35,148,640

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	LUXEMBOURG — 0.4%
	Real Estate — 0.4%
54,018	Aroundtown SA	$455,178
		455,178
	NETHERLANDS — 2.3%
	Communication Services — 0.3%
116,560	Koninklijke KPN NV	359,957

	Consumer Staples — 1.2%
4,570	Heineken Holding NV	442,590
4,663	Heineken NV	470,447
21,099	Koninklijke Ahold Delhaize NV	544,779
		1,457,816
	Industrials — 0.4%
6,345	Wolters Kluwer NV	418,911

	Materials — 0.4%
4,539	Akzo Nobel NV	412,091
		2,648,775
	NORWAY — 1.1%
	Communication Services — 0.4%
23,556	Telenor ASA	459,880

	Consumer Staples — 0.4%
22,082	Mowi ASA +	510,038

	Financials — 0.3%
19,898	DNB ASA	381,830
		1,351,748
	PORTUGAL — 1.1%
	Communication Services — 0.3%
64,166	NOS SGPS SA	383,598

	Consumer Staples — 0.4%
27,604	Jeronimo Martins SGPS SA +	416,485

	Utilities — 0.4%
116,040	EDP – Energias de Portugal SA	426,137
		1,226,220
	SINGAPORE — 1.8%
	Communication Services — 0.5%
279,300	Singapore Telecommunications, Ltd.	624,250

	Consumer Staples — 0.5%
255,000	Wilmar International, Ltd.	603,908

	Financials — 0.4%
23,800	DBS Group Holdings, Ltd.	437,531

	Real Estate — 0.4%
193,500	CapitaLand, Ltd.	489,765
		2,155,454
	SPAIN — 3.0%
	Communication Services — 0.3%
45,235	Telefonica SA	390,905

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	SPAIN — 3.0% (Continued)
	Consumer Discretionary — 0.4%
15,771	Industria de Diseno Textil SA	$476,619

	Industrials — 0.7%
2,453	Aena SME SA	438,261
16,492	Ferrovial SA	380,473
		818,734
	Utilities — 1.6%
19,489	Endesa SA	491,558
48,720	Iberdrola SA	407,872
15,507	Naturgy Energy Group SA	421,494
22,481	Red Electrica Corporation SA	486,386
		1,807,310
		3,493,568
	SWEDEN — 2.7%
	Communication Services — 0.4%
107,349	Telia Company AB	466,229

	Consumer Discretionary — 0.3%
26,117	Hennes & Mauritz AB – Series B	395,488

	Consumer Staples — 0.4%
9,859	Swedish Match AB	462,473

	Financials — 0.9%
35,108	Skandinaviska Enskilda Banken AB – Series A	357,595
34,517	Svenska Handelsbanken AB – Series A	393,943
16,375	Swedbank AB – Series A	301,043
		1,052,581
	Industrials — 0.7%
19,575	Assa Abloy AB – Series B	405,148
19,285	Skanska AB – Series B	348,065
		753,213
		3,129,984
	SWITZERLAND — 4.7%
	Communication Services — 0.4%
1,108	Swisscom AG	513,960

	Consumer Staples — 1.2%
10	Chocoladefabriken Lindt & Spruengli AG	740,815
6,614	Nestle SA	599,921
		1,340,736
	Financials — 1.2%
1,024	Swiss Life Holding AG	447,139
4,771	Swiss Re AG	473,269
1,351	Zurich Insurance Group AG	447,531
		1,367,939
	Health Care — 0.8%
4,351	Novartis AG	397,626
1,812	Roche Holding AG	504,384
		902,010

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	SWITZERLAND — 4.7% (Continued)
	Industrials — 0.7%
1,051	Geberit AG	$420,316
170	SGS SA	434,300
		854,616
	Materials — 0.4%
200	Givaudan SA	501,305
		5,480,566
	UNITED KINGDOM — 13.3%
	Communication Services — 1.4%
153,237	BT Group plc	437,605
46,717	Informa plc	438,201
34,718	Pearson plc	390,671
203,100	Vodafone Group plc	362,750
		1,629,227
	Consumer Discretionary — 1.8%
29,807	Compass Group plc	660,113
7,191	Next plc	486,656
13,394	Persimmon plc	433,450
7,513	Whitbread plc	484,964
		2,065,183
	Consumer Staples — 4.0%
13,712	Associated British Foods plc	409,087
13,072	British American Tobacco plc	479,624
10,730	Coca-Cola HBC AG (a)	361,939
12,988	Diageo plc	503,319
17,032	Imperial Brands plc	568,738
133,998	J Sainsbury plc	408,150
5,424	Reckitt Benckiser Group plc	416,060
189,641	Tesco plc	570,068
9,371	Unilever plc	499,574
162,680	Wm Morrison Supermarkets plc	497,894
		4,714,453
	Energy — 0.3%
53,698	BP plc	381,690

	Financials — 1.5%
51,067	HSBC Holdings plc	416,309
578,312	Lloyds Banking Group plc	488,760
6,413	London Stock Exchange Group plc	384,446
65,258	RSA Insurance Group plc	443,548
		1,733,063
	Health Care — 1.3%
7,475	AstraZeneca plc	610,372
23,673	GlaxoSmithKline plc	471,495
20,803	Smith & Nephew plc	397,482
		1,479,349

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	UNITED KINGDOM — 13.3% (Continued)
	Industrials — 1.4%
58,474	BAE Systems plc	$362,439
15,448	Bunzl plc	487,592
45,219	International Consolidated Airlines Group SA	360,275
20,341	RELX plc	467,793
		1,678,099
	Utilities — 1.6%
271,287	Centrica plc	449,246
41,827	National Grid plc	471,723
29,857	SSE plc	471,989
39,284	United Utilities Group plc	439,020
		1,831,978
		15,513,042
	TOTAL COMMON STOCKS (Cost $115,789,946)	115,717,821

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
122,204	Invesco Short-Term Investments Trust – Government &
	Agency Portfolio, Institutional Class, 2.30% *	122,204
	TOTAL SHORT-TERM INVESTMENTS (Cost $122,204)	122,204

Principal
Amount	INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — 1.8%
	Repurchase Agreements — 1.8%
$481,347	Citigroup Global Markets, Inc. – 2.62%, dated 2/28/2019, matures 3/01/2019, repurchase
	price $481,382 (collateralized by various U.S. government obligations: Total Value $490,998)	481,347
481,347	Daiwa Capital Markets America, Inc. – 2.58%, dated 2/28/2019, matures 3/01/2019, repurchase
	price $481,381 (collateralized by various U.S. government obligations: Total Value $490,974)	481,347
142,560	Merrill Lynch, Pierce, Fenner & Smith, Inc. – 2.56%, dated 2/28/2019, matures 3/01/2019, repurchase
	price $142,570 (collateralized by various U.S. government obligations: Total Value $145,411)	142,560
481,347	Mizuho Securities USA LLC – 2.57%, dated 2/28/2019, matures 3/01/2019, repurchase
	price $481,381 (collateralized by various U.S. government obligations: Total Value $490,974)	481,347
481,347	RBC Dominion Securities, Inc. – 2.55%, dated 2/28/2019, matures 3/01/2019, repurchase
	price $481,381 (collateralized by various U.S. government obligations: Total Value $490,974)	481,347
	TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL ^
	(Cost $2,067,948)	2,067,948

	Total Investments (Cost $117,980,098) — 101.4%	117,907,973
	Liabilities in Excess of Other Assets — (1.4)%	(1,678,209)
	TOTAL NET ASSETS — 100.0%	$116,229,764

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
+	All or a portion of this security is on loan as of February 28, 2019. The total value of securities on loan is $2,434,403.
*	Rate shown is the annualized seven-day yield as of February 28, 2019.
^
Investments purchased with cash proceeds from securities lending collateral. As of February 28, 2019, total cash collateral has a value of $2,067,948. In addition, total non-cash collateral has a value of $492,045.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 9.1%
2,988	Activision Blizzard, Inc. +	$125,914
1,517	Altice USA, Inc. – Class A (a) +	33,086
30,374	AT&T, Inc.	945,239
1,430	CBS Corporation – Class B	71,800
4,562	CenturyLink, Inc. +	60,173
684	Charter Communications, Inc. – Class A (a)	235,918
14,669	Comcast Corporation – Class A	567,249
5,966	Discovery, Inc. – Class C (a)	162,574
1,258	DISH Network Corporation – Class A (a) +	40,898
1,661	Electronic Arts, Inc. (a)	159,091
8,427	Facebook, Inc. – Class A (a)	1,360,539
327	IAC/InterActiveCorporation (a)	69,667
1,624	Interpublic Group of Companies, Inc. +	37,401
446	Liberty Broadband Corporation – Class C (a)	39,917
3,156	Liberty Global plc – Class C (a)	80,131
704	Liberty Media Corporation-Liberty SiriusXM – Class C (a)	29,012
1,704	Netflix, Inc. (a)	610,202
1,114	Omnicom Group, Inc.	84,330
5,020	Sirius XM Holdings, Inc. +	29,769
481	Take-Two Interactive Software, Inc. (a)	41,972
2,093	TripAdvisor, Inc. (a) +	111,285
45,515	Twitter, Inc. (a)	1,400,951
19,084	Verizon Communications, Inc.	1,086,261
30,128	Viacom, Inc. – Class B +	880,341
5,931	Walt Disney Company +	669,254
15,631	Zayo Group Holdings, Inc. (a) +	387,649
		9,320,623
	Consumer Discretionary — 19.4%
4,510	Advance Auto Parts, Inc.	729,628
684	Amazon.com, Inc. (a)	1,121,644
1,008	Aptiv plc +	83,774
1,035	Aramark	31,361
370	Autoliv, Inc.	30,270
948	AutoZone, Inc. (a)	890,144
10,074	Best Buy Company, Inc.	693,494
192	Booking Holdings, Inc. (a)	325,832
241	Bright Horizons Family Solutions, Inc. (a)	29,884
411	Burlington Stores, Inc. (a) +	69,763
2,588	Caesars Entertainment Corporation (a)	22,309
11,961	Capri Holdings, Ltd. (a)	545,422
724	CarMax, Inc. (a) +	44,960
1,670	Carnival Corporation	96,459
2,335	Chipotle Mexican Grill, Inc. (a)	1,418,582
1,506	D.R. Horton, Inc.	58,568
1,098	Darden Restaurants, Inc.	123,097
6,725	Dollar General Corporation	796,644
3,428	Dollar Tree, Inc. (a)	330,219
199	Domino’s Pizza, Inc.	49,937

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer Discretionary — 19.4% (Continued)
350	Dunkin’ Brands Group, Inc.	$25,008
4,146	eBay, Inc.	154,024
1,124	Etsy, Inc. (a)	80,107
4,718	Expedia Group, Inc.	581,777
9,462	Foot Locker, Inc. +	563,178
18,496	Ford Motor Company	162,210
14,577	Gap, Inc.	370,256
520	Garmin, Ltd.	43,664
5,238	General Motors Company	206,796
1,117	Gentex Corporation +	22,720
609	Genuine Parts Company +	66,246
1,005	Goodyear Tire & Rubber Company +	19,879
7,872	GrubHub, Inc. (a) +	642,198
17,034	H&R Block, Inc. +	411,371
1,522	Hanesbrands, Inc.	28,294
707	Harley-Davidson, Inc. +	26,244
4,095	Hasbro, Inc. +	347,665
168	Hilton Worldwide Holdings, Inc. +	13,961
4,398	Kohl’s Corporation +	296,997
12,524	L Brands, Inc.	327,377
802	Las Vegas Sands Corporation	49,267
274	Lear Corporation	41,667
1,228	Lennar Corporation – Class A	58,919
1,264	LKQ Corporation (a) +	35,013
1,647	Lowe’s Companies, Inc.	173,083
6,499	Lululemon Athletica, Inc. (a)	977,579
14,867	Macy’s, Inc.	368,553
3,365	McDonald’s Corporation	618,622
171	MercadoLibre, Inc. (a) +	78,453
262	Mohawk Industries, Inc. (a) +	35,663
24,048	Newell Brands, Inc. +	390,300
4,260	NIKE, Inc. – Class B	365,210
3,247	Nordstrom, Inc. +	153,518
40	NVR, Inc. (a)	104,800
327	O’Reilly Automotive, Inc. (a)	121,631
246	Polaris Industries, Inc.	20,967
164	Pool Corporation +	26,165
1,105	PulteGroup, Inc.	29,835
327	PVH Corporation +	37,553
1,807	Qurate Retail, Inc. – Series A (a) +	32,544
230	Ralph Lauren Corporation	28,789
1,522	Ross Stores, Inc.	144,331
741	Service Corporation International	30,633
579	ServiceMaster Global Holdings, Inc. (a)	26,148
5,186	Starbucks Corporation	364,368
1,225	Tapestry, Inc.	42,802
2,171	Target Corporation	157,701
1,517	Tesla, Inc. (a) +	485,258

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer Discretionary — 19.4% (Continued)
2,195	Tiffany & Company +	$208,613
4,794	TJX Companies, Inc.	245,884
1,680	Tractor Supply Company +	160,188
2,583	Ulta Beauty, Inc. (a)	807,162
1,065	V.F. Corporation	93,038
48	Vail Resorts, Inc.	10,003
330	Wayfair, Inc. – Class A (a) +	54,674
272	Whirlpool Corporation +	38,491
416	Wyndham Hotels & Resorts, Inc.	21,869
7,941	Wynn Resorts, Ltd.	1,004,853
5,514	Yum China Holdings, Inc. +	230,044
1,300	Yum! Brands, Inc.	122,850
		19,879,004
	Consumer Staples — 11.8%
1,173	Brown-Forman Corporation – Class B +	58,052
11,390	Bunge, Ltd.	604,581
15,847	Campbell Soup Company	570,809
3,730	Church & Dwight Company, Inc.	245,434
7,242	Clorox Company +	1,144,453
15,905	Coca-Cola Company	721,133
4,017	Coca-Cola European Partners plc	189,361
5,324	Colgate-Palmolive Company	350,692
6,446	Conagra Brands, Inc. +	150,643
1,816	Constellation Brands, Inc. – Class A	307,195
1,797	Costco Wholesale Corporation	393,076
905	Estee Lauder Companies, Inc. – Class A	142,031
8,391	General Mills, Inc. +	395,468
2,314	Hershey Company	256,114
1,148	Hormel Foods Corporation +	49,777
299	Ingredion, Inc. +	27,643
5,239	JM Smucker Company +	554,862
4,672	Kellogg Company +	262,847
2,576	Kimberly-Clark Corporation +	300,954
2,592	Kraft Heinz Company	86,028
51,142	Kroger Company +	1,499,995
2,178	Lamb Weston Holdings, Inc.	150,957
502	McCormick & Company, Inc. +	68,262
2,223	Molson Coors Brewing Company – Class B +	137,070
5,958	Mondelez International, Inc. – Class A	280,979
1,676	Monster Beverage Corporation (a)	106,979
5,886	PepsiCo, Inc.	680,657
273	Post Holdings, Inc. (a)	27,813
11,280	Procter & Gamble Company	1,111,644
2,024	Sysco Corporation +	136,721
11,972	Tyson Foods, Inc. – Class A	738,194
1,340	US Foods Holding Corporation (a)	47,222
3,334	Walgreens Boots Alliance, Inc. +	237,347
		12,034,993

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Energy — 3.0%
2,097	Anadarko Petroleum Corporation +	$91,220
1,628	Apache Corporation +	54,017
10,718	Baker Hughes, a GE Company +	282,740
1,766	Cabot Oil & Gas Corporation	43,479
949	Cheniere Energy, Inc. (a)	61,163
2,389	Chevron Corporation	285,677
1,156	Cimarex Energy Company +	83,128
828	Concho Resources, Inc.	91,080
4,793	ConocoPhillips	325,204
1,893	Devon Energy Corporation +	55,862
414	Diamondback Energy, Inc.	42,613
2,406	EOG Resources, Inc.	226,164
3,400	Halliburton Company	104,346
950	Helmerich & Payne, Inc. +	51,490
1,195	Hess Corporation +	69,131
1,858	HollyFrontier Corporation	95,130
5,786	Marathon Oil Corporation	96,048
1,634	National Oilwell Varco, Inc. +	45,981
2,027	Noble Energy, Inc. +	44,898
3,137	Occidental Petroleum Corporation	207,513
1,704	ONEOK, Inc. +	109,499
2,285	Parsley Energy, Inc. – Class A (a)	41,450
705	Pioneer Natural Resources Company	99,370
5,846	Schlumberger, Ltd.	257,575
5,486	Williams Companies, Inc.	146,421
1,774	WPX Energy, Inc. (a)	21,891
		3,033,090
	Financials — 8.1%
3,142	Aflac, Inc.	154,398
26,990	AGNC Investment Corporation # +	476,374
59	Alleghany Corporation (a)	37,935
1,404	Allstate Corporation +	132,510
1,334	Ally Financial, Inc.	36,138
1,250	American Express Company	134,675
286	American Financial Group, Inc.	28,503
3,687	American International Group, Inc. +	159,278
95,049	Annaly Capital Management, Inc. # +	962,846
993	Aon plc	170,329
1,670	Arch Capital Group, Ltd. (a) +	54,559
776	Arthur J. Gallagher & Company +	62,297
672	Athene Holding, Ltd. – Class A (a)	29,938
2,356	Bank of New York Mellon Corporation +	123,643
3,184	BB&T Corporation +	162,288
990	Brown & Brown, Inc. +	29,324
7,308	Cboe Global Markets, Inc.	700,910
1,779	Chubb, Ltd. +	238,207
657	Cincinnati Financial Corporation +	57,041

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financials — 8.1% (Continued)
479	CIT Group, Inc.	$24,415
223	Citigroup, Inc.	14,268
1,532	Citizens Financial Group, Inc.	56,592
1,472	CME Group, Inc.	267,772
685	Comerica, Inc.	59,670
426	Commerce Bancshares, Inc./MO	26,808
249	Cullen/Frost Bankers, Inc.	25,816
615	East West Bancorp, Inc. +	33,585
2,119	Everest Re Group, Ltd.	479,126
162	FactSet Research Systems, Inc. +	38,098
1,119	Fidelity National Financial, Inc. +	39,266
3,341	Fifth Third Bancorp	92,145
458	First American Financial Corporation	23,262
1,362	First Horizon National Corporation	21,288
684	First Republic Bank/CA +	71,806
1,521	Hartford Financial Services Group, Inc.	75,077
4,229	Huntington Bancshares, Inc. +	60,940
2,347	Intercontinental Exchange, Inc.	181,071
1,727	Invesco, Ltd. +	33,417
1,226	Jefferies Financial Group, Inc.	24,851
4,398	KeyCorporation +	77,669
519	M&T Bank Corporation	89,818
59	Markel Corporation (a)	59,288
3,020	MarketAxess Holdings, Inc. +	736,518
2,094	Marsh & McLennan Companies, Inc.	194,784
2,879	MetLife, Inc.	130,102
485	Nasdaq, Inc.	44,411
1,219	Old Republic International Corporation	25,428
512	PacWest Bancorp +	21,002
1,599	People’s United Financial, Inc. +	28,398
1,443	PNC Financial Services Group, Inc.	181,847
2,413	Progressive Corporation	175,908
5,002	Regions Financial Corporation	82,033
269	Reinsurance Group of America, Inc.	38,868
226	Signature Bank	30,682
1,181	SunTrust Banks, Inc.	76,611
2,737	Synchrony Financial	89,254
961	TD Ameritrade Holding Corporation	54,133
1,084	Travelers Companies, Inc.	144,074
1,911	U.S. Bancorp	98,780
929	Unum Group	34,707
5,394	Wells Fargo & Company	269,107
540	Willis Towers Watson plc	92,891
398	WR Berkley Corporation	33,297
819	Zions Bancorporation	41,851
		8,251,927

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care — 17.7%
6,181	AbbVie, Inc.	$489,782
198	Alexion Pharmaceuticals, Inc. (a)	26,795
659	Alkermes plc (a)	21,925
1,403	Allergan plc	193,207
7,466	Alnylam Pharmaceuticals, Inc. (a) +	634,611
646	AmerisourceBergen Corporation	53,812
1,076	Anthem, Inc.	323,585
847	Becton Dickinson and Company +	210,725
838	Biogen, Inc. (a)	274,872
88	Bio-Rad Laboratories, Inc. – Class A (a)	23,839
160	Bio-Techne Corporation +	31,024
228	Bluebird Bio, Inc. (a) +	35,390
14,493	Bristol-Myers Squibb Company	748,708
1,266	Cardinal Health, Inc.	68,794
3,092	Celgene Corporation (a)	257,007
1,694	Centene Corporation (a)	103,148
1,343	Cerner Corporation (a) +	75,141
1,012	Cigna Corporation	176,533
210	Cooper Companies, Inc.	60,058
257	Covetrus, Inc. (a)	9,203
5,370	CVS Health Corporation	310,547
531	DaVita, Inc. (a)	30,214
6,826	DENTSPLY SIRONA, Inc. +	285,054
7,418	DexCom, Inc. (a)	1,033,549
1,975	Edwards Lifesciences Corporation (a)	334,348
3,908	Eli Lilly & Company	493,541
400	Encompass Health Corporation	25,256
6,853	Exact Sciences Corporation (a) +	623,623
23,757	Exelixis, Inc. (a)	531,919
5,359	Gilead Sciences, Inc.	348,442
2,368	HCA Healthcare, Inc.	329,247
643	Henry Schein, Inc. (a) +	38,130
864	Hologic, Inc. (a)	40,738
4,251	Humana, Inc.	1,211,704
226	ICON plc (a)	31,635
756	Incyte Corporation (a)	65,190
882	Intuitive Surgical, Inc. (a) +	482,991
1,962	Ionis Pharmaceuticals, Inc. (a) +	139,282
600	IQVIA Holdings, Inc. (a)	84,061
1,545	Jazz Pharmaceuticals plc (a)	216,346
6,725	Johnson & Johnson	918,905
429	Laboratory Corporation of America Holdings (a)	63,595
812	McKesson Corporation +	103,254
3,311	Medtronic plc	299,646
11,190	Merck & Company, Inc.	909,636
3,498	Molina Healthcare, Inc. (a) +	470,936
2,072	Mylan NV (a) +	54,680
14,280	Nektar Therapeutics (a) +	578,911

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care — 17.7% (Continued)
4,520	Neurocrine Biosciences, Inc. (a)	$349,170
8,883	Perrigo Company plc +	432,602
17,458	Pfizer, Inc. +	756,804
476	Quest Diagnostics, Inc.	41,198
335	Regeneron Pharmaceuticals, Inc. (a)	144,298
599	ResMed, Inc. +	61,356
3,672	Sage Therapeutics, Inc. (a) +	584,766
2,591	Sarepta Therapeutics, Inc. (a) +	373,726
298	Stryker Corporation	56,176
195	Teleflex, Inc. +	56,519
3,107	UnitedHealth Group, Inc.	752,578
1,962	Universal Health Services, Inc. – Class B +	272,384
387	Varian Medical Systems, Inc. (a)	51,997
378	Vertex Pharmaceuticals, Inc. (a)	71,348
114	Waters Corporation (a) +	27,613
212	WellCare Health Plans, Inc. (a) +	53,759
311	West Pharmaceutical Services, Inc.	32,577
865	Zimmer Biomet Holdings, Inc.	107,364
		18,099,774
	Industrials — 4.8%
249	3M Company +	51,640
290	AerCap Holdings NV (a)	13,091
522	Alaska Air Group, Inc.	32,207
403	Allegion plc	36,254
552	Allison Transmission Holdings, Inc.	27,434
1,832	Arconic, Inc.	33,874
249	Carlisle Companies, Inc.	30,647
582	C.H. Robinson Worldwide, Inc. +	52,601
153	CoStar Group, Inc. (a)	70,002
2,933	CSX Corporation +	213,141
489	Cummins, Inc.	75,349
615	Dover Corporation	55,676
1,687	Equifax, Inc.	184,743
690	Expeditors International of Washington, Inc.	51,716
1,219	Fastenal Company +	76,724
311	Flowserve Corporation	13,812
68,424	General Electric Company	710,925
752	HD Supply Holdings, Inc. (a)	32,344
371	Hexcel Corporation +	26,764
230	Hubbell, Inc. +	27,152
266	IHS Markit, Ltd. (a)	14,143
371	JB Hunt Transport Services, Inc. +	39,946
3,592	Johnson Controls International plc +	126,690
433	Kansas City Southern	47,041
568	KAR Auction Services, Inc.	26,781
2,847	Middleby Corporation (a) +	349,013
21,468	Nielsen Holdings plc	562,462

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 4.8% (Continued)
222	Nordson Corporation +	$30,139
467	Owens Corning	23,317
688	Pentair plc	29,268
919	Republic Services, Inc. +	72,077
618	Rollins, Inc. +	24,510
236	Snap-on, Inc. +	37,760
2,103	Southwest Airlines Company	117,853
450	Spirit AeroSystems Holdings, Inc. – Class A	44,460
397	Toro Company	27,226
570	TransUnion +	36,799
849	Union Pacific Corporation +	142,377
720	United Continental Holdings, Inc. (a)	63,223
1,752	United Parcel Service, Inc. – Class B	193,070
324	Verisk Analytics, Inc. +	40,963
2,476	W.W. Grainger, Inc. +	754,610
220	WABCO Holdings, Inc. (a)	30,257
736	Wabtec Corporation +	53,883
1,773	Waste Management, Inc.	179,517
763	Xylem, Inc. +	57,645
		4,941,126
	Information Technology — 7.5%
39,870	Advanced Micro Devices, Inc. (a) +	938,140
574	Akamai Technologies, Inc. (a)	39,985
200	Alliance Data Systems Corporation +	34,600
603	Amdocs, Ltd.	33,509
6,736	Apple, Inc.	1,166,339
225	Arista Networks, Inc. (a)	64,181
458	Atlassian Corporation plc – Class A (a)	49,226
592	Booz Allen Hamilton Holding Corporation	31,293
1,671	Broadcom, Inc.	460,127
493	Broadridge Financial Solutions, Inc. +	49,916
1,190	Cadence Design Systems, Inc. (a) +	68,128
548	CDK Global, Inc. +	31,789
639	CDW Corporation	59,996
507	Check Point Software Technologies, Ltd. (a)	62,006
388	Citrix Systems, Inc.	40,934
2,405	Cognizant Technology Solutions Corporation – Class A	170,707
1,193	DXC Technology Company +	78,571
451	Fidelity National Information Services, Inc.	48,776
2,327	First Data Corporation – Class A (a) +	58,501
287	Fiserv, Inc. (a) +	24,306
370	FleetCor Technologies, Inc. (a)	86,314
582	FLIR Systems, Inc.	29,944
170	Fortinet, Inc. (a) +	14,754
294	Gartner, Inc. (a) +	41,836
1,851	Hewlett Packard Enterprise Company	30,319
1,269	Integrated Device Technology, Inc. (a)	61,331

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 7.5% (Continued)
3,783	International Business Machines Corporation	$522,545
214	IPG Photonics Corporation (a) +	33,176
327	Jack Henry & Associates, Inc.	43,370
1,436	Juniper Networks, Inc. +	38,887
620	Keysight Technologies, Inc. (a)	52,334
4,505	National Instruments Corporation +	210,564
568	NVIDIA Corporation +	87,620
1,432	NXP Semiconductors NV	130,770
3,004	Oracle Corporation +	156,599
1,533	Palo Alto Networks, Inc. (a) +	377,531
646	PayPal Holdings, Inc. (a)	63,353
462	Qorvo, Inc. (a)	32,405
5,042	QUALCOMM, Inc.	269,192
1,051	Sabre Corporation	23,574
1,094	Seagate Technology plc	50,937
612	Splunk, Inc. (a)	83,159
884	SS&C Technologies Holdings, Inc. +	54,437
50,734	Symantec Corporation	1,141,007
293	Tableau Software, Inc. – Class A (a)	38,647
221	Twilio, Inc. – Class A (a) +	26,893
121	Tyler Technologies, Inc. (a) +	24,780
454	VeriSign, Inc. (a)	80,830
266	VMware, Inc. – Class A (a)	45,701
1,127	Western Digital Corporation +	56,688
1,894	Western Union Company +	33,846
183	WEX, Inc. (a)	32,585
1,242	Worldpay, Inc. – Class A (a)	118,984
940	Xerox Corporation	29,046
222	Zebra Technologies Corporation – Class A (a)	44,513
438	Zendesk, Inc. (a)	34,611
		7,714,112
	Materials — 3.0%
246	Albemarle Corporation +	22,457
266	AptarGroup, Inc.	27,060
368	Avery Dennison Corporation	39,758
18,770	Axalta Coating Systems, Ltd. (a)	501,722
1,397	Ball Corporation	76,527
559	Berry Global Group, Inc. (a)	29,331
3,803	CF Industries Holdings, Inc.	160,487
727	Chemours Company	27,648
564	Crown Holdings, Inc. (a)	30,620
112	Ecolab, Inc.	18,918
568	FMC Corporation	50,836
454	International Flavors & Fragrances, Inc. +	57,885
288	Linde plc	49,893
266	Martin Marietta Materials, Inc. +	49,955
44,630	Newmont Mining Corporation	1,522,776

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Materials — 3.0% (Continued)
877	PPG Industries, Inc.	$98,198
559	RPM International, Inc.	32,349
672	Sealed Air Corporation	29,313
313	Sherwin-Williams Company	135,592
354	Steel Dynamics, Inc.	13,211
561	Vulcan Materials Company	62,529
		3,037,065
	Real Estate — 7.2%
446	Alexandria Real Estate Equities, Inc. #	60,607
3,006	American Tower Corporation # +	529,507
575	AvalonBay Communities, Inc. # +	111,912
654	Boston Properties, Inc. #	86,779
388	Camden Property Trust #	38,059
4,706	Crown Castle International Corporation # +	558,838
3,537	Digital Realty Trust, Inc. # +	400,105
1,518	Duke Realty Corporation #	44,887
518	Equinix, Inc. #	219,373
1,513	Equity Residential #	111,493
501	Essex Property Trust, Inc. #	140,200
10,525	Extra Space Storage, Inc. # +	1,009,768
311	Federal Realty Investment Trust #	41,546
15,566	HCP, Inc. #	478,966
3,114	Host Hotels & Resorts, Inc. # +	61,066
1,812	Invitation Homes, Inc. # +	41,676
1,192	Iron Mountain, Inc. # +	42,221
194	Jones Lang LaSalle, Inc.	32,033
22,169	Kimco Realty Corporation # +	389,953
627	Liberty Property Trust #	29,676
596	Macerich Company #	25,986
484	Mid-America Apartment Communities, Inc. #	50,133
667	National Retail Properties, Inc. # +	34,751
2,605	Prologis, Inc. #	182,506
3,591	Public Storage #	759,460
2,555	Realty Income Corporation # +	176,704
676	Regency Centers Corporation #	44,109
1,740	SBA Communications Corporation (a) # +	314,174
1,281	Simon Property Group, Inc. # +	232,066
371	SL Green Realty Corporation #	33,657
1,124	UDR, Inc. #	49,928
9,006	Ventas, Inc. #	565,127
4,097	VEREIT, Inc. # +	32,653
738	Vornado Realty Trust # +	49,675
4,059	Welltower, Inc. #	301,624
2,817	Weyerhaeuser Company #	70,115
679	WP Carey, Inc. #	50,158
		7,401,491

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities — 8.2%
2,679	American Water Works Company, Inc. +	$272,240
4,393	Aqua America, Inc. +	157,884
864	Atmos Energy Corporation	85,406
1,796	CenterPoint Energy, Inc.	54,131
8,444	CMS Energy Corporation +	459,354
17,967	Consolidated Edison, Inc. +	1,481,379
6,916	Dominion Energy, Inc. +	512,406
14,936	Edison International	894,518
1,095	Evergy, Inc.	61,221
11,451	Eversource Energy	799,394
14,455	Exelon Corporation	702,368
4,438	NextEra Energy, Inc. +	833,102
4,366	NiSource, Inc. +	117,795
44,379	PG&E Corporation (a)	755,774
477	Pinnacle West Capital Corporation	44,714
2,980	PPL Corporation +	95,867
4,662	Public Service Enterprise Group, Inc.	274,172
5,722	Sempra Energy +	689,158
734	UGI Corporation	40,297
1,751	Vistra Energy Corporation	45,596
		8,376,776
	TOTAL COMMON STOCKS (Cost $96,635,149)	102,089,981

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
87,821	Invesco Short-Term Investments Trust – Government &
	Agency Portfolio, Institutional Class, 2.30% *	87,821
	TOTAL SHORT-TERM INVESTMENTS (Cost $87,821)	87,821

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 32.9%
	Private Funds — 32.9%
33,722,941	Mount Vernon Liquid Assets Portfolio, LLC, 2.63% *	33,722,941
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $33,722,941)	33,722,941

	Total Investments (Cost $130,445,911) — 132.8%	135,900,743
	Liabilities in Excess of Other Assets — (32.8)%	(33,584,283)
	TOTAL NET ASSETS — 100.0%	$102,316,460

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
+	All or a portion of this security is on loan as of February 28, 2019. The total value of securities on loan is $32,903,804.
*	Rate shown is the annualized seven-day yield as of February 28, 2019.
#	Real Estate Investment Trust (“REIT”).
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 98.9%
	BRAZIL — 7.9%
	Consumer Discretionary — 2.0%
7,900	B2W Cia Digital (a)	$101,787
2,900	CVC Brasil Operadora e Agencia de Viagens SA	45,430
16,100	Estacio Participacoes SA	118,789
32,800	Kroton Educacional SA	95,420
6,300	Lojas Renner SA	72,588
1,300	Magazine Luiza SA	59,772
42,800	Via Varejo SA	52,726
		546,512
	Consumer Staples — 0.6%
16,000	Ambev SA	73,424
7,700	BRF SA (a)	42,275
4,600	M Dias Branco SA	57,944
		173,643
	Energy — 0.6%
14,300	Petroleo Brasileiro SA	112,600
3,000	Ultrapar Participacoes SA	42,517
		155,117
	Financials — 0.7%
8,000	Banco do Brasil SA	107,939
10,100	BB Seguridade Participacoes SA	73,119
		181,058
	Health Care — 0.6%
17,100	Odontoprev SA	76,101
18,300	Qualicorp Consultoria e Corretora de Seguros SA	75,098
		151,199
	Industrials — 0.7%
21,484	Embraer SA	110,392
7,700	Localiza Rent a Car SA	70,466
		180,858
	Information Technology — 0.5%
22,800	Cielo SA	66,632
7,900	Linx SA	60,457
		127,089
	Materials — 1.2%
25,088	Suzano Papel e Celulose SA	321,106

	Utilities — 1.0%
2,000	Cia de Saneamento Basico do Estado de Sao Paulo	20,879
5,300	Cia de Saneamento de Minas Gerais-COPASA	87,875
3,600	Equatorial Energia SA	79,061
11,400	Transmissora Alianca de Energia Eletrica SA	76,025
		263,840
		2,100,422

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	CHILE — 0.6%
	Consumer Discretionary — 0.3%
9,917	SACI Falabella	$77,237

	Energy — 0.3%
5,319	Empresas COPEC SA	72,293
		149,530
	CHINA — 11.3%
	Communication Services — 1.4%
2,290	Autohome, Inc. – ADR (a)	215,374
132,000	China Telecom Corporation, Ltd. – H-Shares	71,467
390	NetEase, Inc. – ADR	87,056
		373,897
	Consumer Discretionary — 3.8%
35,000	ANTA Sports Products, Ltd.	205,102
1,128	Ctrip.com International, Ltd. – ADR (a)	38,499
1,940,000	HengTen Networks Group, Ltd. (a)	69,199
105,000	Li Ning Company, Ltd. (a)	147,138
984	New Oriental Education & Technology Group, Inc. – ADR (a)	80,747
24,000	Shenzhou International Group Holdings, Ltd.	299,626
4,658	TAL Education Group – ADR (a)	165,824
		1,006,135
	Consumer Staples — 1.3%
135,000	Dali Foods Group Company, Ltd.	92,009
110,000	Tingyi Cayman Islands Holding Corporation	152,744
102,000	Uni-President China Holdings, Ltd.	90,828
		335,581
	Financials — 0.5%
1,875	Fanhua, Inc. – ADR	47,250
125,000	Postal Savings Bank of China Company, Ltd. – H-Shares	74,843
		122,093
	Health Care — 1.9%
55,000	3SBio, Inc.	90,945
1,297	BeiGene, Ltd. – ADR (a)	177,753
36,000	CSPC Pharmaceutical Group, Ltd.	61,454
84,000	Luye Pharmaceutical Group, Ltd.	62,707
283,000	Sihuan Pharmaceutical Holdings Group, Ltd.	59,125
12,000	Sinopharm Group Company, Ltd. – H-Shares	53,352
		505,336
	Industrials — 0.4%
811	51job, Inc. – ADR (a)	58,603
3,104	ZTO Express Cayman, Inc. – ADR (a)	61,708
		120,311
	Information Technology — 1.1%
18,600	Legend Holdings Corporation – H-Shares	51,773
151,500	Meitu, Inc. (a)	61,953
114,000	Semiconductor Manufacturing International Corporation (a) +	115,455

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	CHINA — 11.3% (Continued)
	Information Technology — 1.1% (Continued)
3,000	Silergy Corporation	$54,002
		283,183
	Real Estate — 0.3%
27,000	China Evergrande Group +	83,410

	Utilities — 0.6%
16,600	ENN Energy Holdings, Ltd.	171,291
		3,001,237
	GREECE — 1.4%
	Consumer Discretionary — 0.4%
9,303	OPAP SA	95,340

	Energy — 0.3%
3,535	Motor Oil Hellas Corinth Refineries SA	86,142

	Financials — 0.7%
62,036	Alpha Bank AE (a)	87,595
123,619	Eurobank Ergasias SA (a)	94,172
		181,767
		363,249
	HONG KONG — 5.6%
	Communication Services — 2.1%
710,000	Alibaba Pictures Group, Ltd. (a)	131,150
58,000	China Communications Services Corporation, Ltd. – H-Shares	58,297
29,000	China Mobile, Ltd.	305,153
48,000	China Unicom Hong Kong, Ltd.	56,929
		551,529
	Consumer Discretionary — 0.3%
194,000	China First Capital Group, Ltd. (a)	86,005

	Consumer Staples — 0.5%
18,000	China Mengniu Dairy Company, Ltd.	55,607
18,000	China Resources Beer Holdings Company, Ltd.	67,072
		122,679
	Financials — 0.3%
21,000	BOC Hong Kong Holdings, Ltd.	87,747

	Health Care — 0.6%
70,000	Alibaba Health Information Technology, Ltd. (a)	71,785
56,000	Shandong Weigao Group Medical Polymer Company, Ltd. – H-Shares	48,653
36,000	Sino Biopharmaceutical, Ltd.	31,231
		151,669
	Industrials — 0.4%
23,000	Sinotruk Hong Kong, Ltd.	41,841
390,000	Fullshare Holdings, Ltd. +	78,002
		119,843
	Utilities — 1.4%
26,400	China Gas Holdings, Ltd.	86,769
40,000	China Resources Gas Group, Ltd.	173,762

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	HONG KONG — 5.6% (Continued)
	Utilities — 1.4% (Continued)
46,000	China Water Affairs Group, Ltd.	$47,935
36,000	Guangdong Investment, Ltd.	69,067
		377,533
		1,497,005
	HUNGARY — 0.5%
	Energy — 0.2%
4,443	MOL Hungarian Oil & Gas Plc	51,895

	Financials — 0.3%
1,620	OTP Bank Nyrt	68,562
		120,457
	INDIA — 20.4%
	Communication Services — 1.2%
11,604	Bharti Airtel, Ltd.	51,889
37,382	Bharti Infratel, Ltd.	154,334
1,313	Info Edge India, Ltd.	33,037
158,710	Vodafone Idea, Ltd. (a)	66,718
		305,978
	Consumer Discretionary — 1.7%
5,412	Balkrishna Industries, Ltd.	67,393
60	Bosch, Ltd.	16,050
27,516	Crompton Greaves Consumer Electricals, Ltd.	81,241
132	Eicher Motors, Ltd.	36,874
7,176	Future Retail, Ltd. (a)	42,737
1,152	Hero MotoCorporation, Ltd.	42,566
7,896	Mahindra & Mahindra, Ltd.	71,704
828	Maruti Suzuki India, Ltd.	79,506
1,888	Titan Company, Ltd.	27,213
		465,284
	Consumer Staples — 2.7%
4,074	Colgate-Palmolive India, Ltd.	71,967
1,270	Dabur India, Ltd.	7,822
15,899	Hindustan Unilever, Ltd.	387,303
411	Nestle India, Ltd.	61,481
3,744	United Breweries, Ltd.	70,731
15,900	United Spirits, Ltd. (a)	122,112
		721,416
	Energy — 1.3%
13,356	Hindustan Petroleum Corporation, Ltd.	41,940
17,729	Reliance Industries, Ltd.	306,853
		348,793
	Financials — 4.5%
14,088	Axis Bank, Ltd. (a)	140,541
2,195	Bajaj Finance, Ltd.	81,750
1,111	Bajaj Finserv, Ltd.	100,944
49,416	Bank of Baroda (a)	70,171

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	INDIA — 20.4% (Continued)
	Financials — 4.5% (Continued)
4,020	Cholamandalam Investment and Finance Company, Ltd.	$69,581
46,181	Federal Bank Ltd.	54,442
9,888	GRUH Finance, Ltd.	34,408
2,913	Housing Development Finance Corporation, Ltd.	75,406
80,123	IDBI Bank, Ltd. (a)	48,270
4,761	Indiabulls Housing Finance, Ltd.	43,861
10,603	Indiabulls Ventures, Ltd.	41,681
14,292	Max Financial Services, Ltd. (a)	79,300
5,825	Muthoot Finance, Ltd. (a)	43,241
115,394	Punjab National Bank (a)	117,298
24,842	State Bank of India (a)	93,970
31,130	Yes Bank, Ltd.	101,168
		1,196,032
	Health Care — 3.7%
4,541	Apollo Hospitals Enterprise, Ltd.	72,840
1,988	Aurobindo Pharma, Ltd.	19,902
14,484	Biocon, Ltd.	126,551
6,744	Cipla, Ltd.	52,581
3,500	Divi’s Laboratories, Ltd.	81,403
1,573	Dr Reddy’s Laboratories, Ltd.	58,201
8,687	Glenmark Pharmaceuticals, Ltd.	72,860
6,012	Jubilant Life Sciences, Ltd.	66,226
9,804	Lupin, Ltd.	105,275
5,844	Natco Pharmaceutical, Ltd.	47,293
35,874	Sun Pharmaceutical Industries, Ltd.	224,521
7,752	Wockhardt, Ltd. (a)	43,160
		970,813
	Industrials — 0.4%
1,104	HEG, Ltd.	31,686
5,256	InterGlobe Aviation, Ltd.	83,160
		114,846
	Information Technology — 3.9%
7,200	HCL Technologies, Ltd.	106,685
34,920	Infosys, Ltd.	360,510
4,386	Mindtree, Ltd.	56,041
4,476	Mphasis, Ltd.	65,523
7,512	Tata Consultancy Services, Ltd.	209,482
7,528	Tech Mahindra, Ltd.	87,863
4,712	Wipro, Ltd.	24,439
2,506	WNS Holdings, Ltd. – ADR (a)	132,317
		1,042,860
	Materials — 0.6%
4,860	Asian Paints, Ltd.	96,016
8,832	Tata Steel, Ltd.	62,143
		158,159

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	INDIA — 20.4% (Continued)
	Utilities — 0.4%
17,928	Indraprastha Gas, Ltd.	$73,803
17,520	Power Grid Corporation of India, Ltd.	45,040
		118,843
		5,443,024
	INDONESIA — 3.6%
	Communication Services — 0.9%
891,000	Telekomunikasi Indonesia Persero Tbk PT	244,483

	Consumer Discretionary — 0.4%
120,000	Astra International Tbk PT	60,992
102,000	Matahari Department Store Tbk PT	41,692
		102,684
	Consumer Staples — 0.1%
63,200	Charoen Pokphand Indonesia Tbk PT	32,796

	Energy — 0.5%
67,800	United Tractors Tbk PT	127,720

	Financials — 1.2%
79,600	Bank Central Asia Tbk PT	156,032
142,200	Bank Mandiri Persero Tbk PT	72,022
322,400	Bank Rakyat Indonesia Persero Tbk PT	88,235
		316,289
	Materials — 0.1%
45,500	Indah Kiat Pulp & Paper Corporation Tbk PT	35,659

	Utilities — 0.4%
539,400	Perusahaan Gas Negara Persero Tbk	97,393
		957,024
	MALAYSIA — 3.2%
	Communication Services — 0.3%
63,800	DiGi.Com Bhd	71,386

	Consumer Staples — 0.3%
1,300	Nestle Malaysia Bhd	47,313
30,700	Sime Darby Plantation Bhd	38,502
		85,815
	Energy — 0.4%
120,000	Dialog Group Bhd	95,315

	Financials — 0.8%
36,000	CIMB Group Holdings Bhd	51,789
30,000	Malayan Banking Bhd	70,306
16,200	Public Bank Bhd	99,594
		221,689
	Health Care — 0.3%
72,200	Top Glove Corporation Bhd	80,608

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	MALAYSIA — 3.2% (Continued)
	Industrials — 0.8%
118,300	Gamuda Bhd	$85,528
39,200	Malaysia Airports Holdings Bhd	78,757
103,800	Sime Darby Bhd	55,391
		219,676
	Materials — 0.3%
65,600	Press Metal Aluminium Holdings Bhd	68,238
		842,727
	MEXICO — 2.8%
	Communication Services — 0.7%
77,580	America Movil SAB de CV – Series L	55,720
30,976	Grupo Televisa SAB	72,676
15,408	Megacable Holdings SAB de CV	70,525
		198,921
	Consumer Staples — 0.6%
16,204	Fomento Economico Mexicano SAB de CV	147,034

	Financials — 1.2%
4,233	Grupo Elektra SAB de CV	219,452
19,728	Grupo Financiero Banorte SAB de CV – O Shares	107,478
		326,930
	Industrials — 0.3%
61,096	Alfa SAB de CV – Series A	69,500
		742,385
	PHILIPPINES — 2.1%
	Communication Services — 0.3%
3,649	PLDT, Inc.	72,670

	Consumer Discretionary — 0.6%
26,580	Jollibee Foods Corporation	158,186

	Consumer Staples — 0.2%
25,960	Universal Robina Corporation	68,313

	Financials — 0.4%
2,260	Ayala Corporation	40,420
38,460	Bank of the Philippine Islands	62,464
		102,884
	Industrials — 0.3%
4,200	SM Investments Corporation	76,333

	Real Estate — 0.3%
54,500	Ayala Land, Inc.	46,365
66,000	SM Prime Holdings, Inc.	48,939
		95,304
		573,690
	POLAND — 0.5%
	Energy — 0.3%
2,760	Polski Koncern Naftowy ORLEN SA	74,433

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	POLAND — 0.5% (Continued)
	Financials — 0.2%
5,983	Powszechna Kasa Oszczednosci Bank Polski SA	$60,234
		134,667
	REPUBLIC OF KOREA — 12.1%
	Communication Services — 1.2%
6,816	LG Uplus Corporation	90,904
420	NAVER Corporation	49,667
204	NCSoft Corporation	83,617
408	SK Telecom Company, Ltd.	94,500
		318,688
	Consumer Discretionary — 2.8%
129	CJ ENM Company, Ltd.	27,332
1,688	Coway Company, Ltd.	141,980
1,654	Fila Korea, Ltd.	81,766
3,310	Hanon Systems	36,640
2,118	HLB, Inc. (a)	169,109
516	Hyundai Mobis Company, Ltd.	101,163
936	Hyundai Motor Company	105,276
2,244	Kia Motors Corporation	72,925
		736,191
	Consumer Staples — 1.3%
156	Amorepacific Corporation	27,741
528	BGF retail Company, Ltd.	99,995
204	E-MART, Inc.	32,649
94	LG Household & Health Care, Ltd.	104,138
852	Orion Corporation	84,465
		348,988
	Financials — 1.5%
857	DB Insurance Company, Ltd.	55,244
1,440	Hana Financial Group, Inc.	49,741
1,365	Hyundai Marine & Fire Insurance Company, Ltd.	45,755
312	Samsung Fire & Marine Insurance Company, Ltd.	83,638
708	Samsung Life Insurance Company, Ltd.	55,837
1,488	Shinhan Financial Group Company, Ltd.	57,750
4,769	Woori Financial Group, Inc. (a)	62,756
		410,721
	Health Care — 2.7%
804	Celltrion Pharmaceutical, Inc. (a)	43,320
502	Celltrion, Inc. (a)	91,248
659	Genexine Company, Ltd. (a)	50,742
202	Hanmi Pharmaceutical Company, Ltd.	88,724
1,224	Hanmi Science Company, Ltd.	88,478
260	Medy-Tox, Inc.	126,007
3,050	Pharmicell Company, Ltd. (a)	32,813
30	Samsung Biologics Company, Ltd. (a)	10,029
759	SillaJen, Inc. (a)	50,141

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	REPUBLIC OF KOREA — 12.1% (Continued)
	Health Care — 2.7% (Continued)
537	ViroMed Company, Ltd. (a)	$132,638
		714,140
	Industrials — 1.9%
795	Hyundai Elevator Company, Ltd.	67,363
928	Hyundai Engineering & Construction Company, Ltd.	47,196
693	Hyundai Glovis Company, Ltd.	85,954
3,408	Hyundai Rotem Company, Ltd. (a)	78,481
2,908	Korea Aerospace Industries, Ltd. (a)	95,149
868	S-1 Corporation	78,720
76	Samsung C&T Corporation	7,805
192	SK Holdings Company, Ltd.	46,519
		507,187
	Information Technology — 0.5%
305	Samsung SDS Company, Ltd.	62,508
1,116	SK Hynix, Inc.	69,459
		131,967
	Materials — 0.2%
552	OCI Company, Ltd.	53,006
		3,220,888
	RUSSIAN FEDERATION — 1.3%
	Communication Services — 0.2%
1,268	Yandex NV – A Shares (a)	43,619

	Consumer Staples — 0.2%
1,068	Magnit PJSC	61,264

	Industrials — 0.2%
43,900	Aeroflot PJSC	64,688

	Materials — 0.7%
67,000	Alrosa PJSC	96,693
2,003	Polyus PJSC – GDR	82,123
		178,816
		348,387
	SOUTH AFRICA — 2.8%
	Materials — 2.8%
24,842	AngloGold Ashanti, Ltd.	356,922
49,324	Gold Fields, Ltd.	201,751
13,501	Sappi, Ltd.	69,377
104,076	Sibanye Gold, Ltd. (a) +	113,847
		741,897
		741,897
	TAIWAN — 10.7%
	Communication Services — 1.9%
24,000	Chunghwa Telecom Company, Ltd.	83,440
83,000	Far EasTone Telecommunications Company, Ltd.	194,444
62,000	Taiwan Mobile Company, Ltd.	221,598
		499,482

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	TAIWAN — 10.7% (Continued)
	Consumer Discretionary — 0.9%
6,000	Eclat Textile Company, Ltd.	$68,721
7,000	Makalot Industrial Company, Ltd.	42,646
5,000	Nien Made Enterprise Company, Ltd.	43,458
102,000	Tatung Company, Ltd. (a)	88,821
		243,646
	Consumer Staples — 1.1%
16,000	President Chain Store Corporation	165,581
2,000	TCI Company, Ltd.	30,575
36,000	Uni-President Enterprises Corporation	87,729
		283,885
	Financials — 1.3%
54,000	Cathay Financial Holding Company, Ltd.	79,483
108,000	CTBC Financial Holding Company, Ltd.	73,166
74,000	First Financial Holding Company, Ltd.	50,012
48,000	Fubon Financial Holding Company, Ltd.	70,963
84,000	Mega Financial Holding Company, Ltd.	74,375
		347,999
	Health Care — 0.5%
10,000	PharmaEssentia Corporation (a)	55,237
2,000	St Shine Optical Company, Ltd.	37,561
7,000	TaiMed Biologics, Inc. (a)	41,282
		134,080
	Information Technology — 4.3%
29,000	Accton Technology Corporation	102,237
59,000	E Ink Holdings, Inc.	61,825
8,000	Globalwafers Company, Ltd.	87,079
62,400	Hon Hai Precision Industry Company, Ltd.	147,401
1,000	Largan Precision Company, Ltd.	141,667
12,000	MediaTek, Inc.	109,174
2,408	Silicon Motion Technology Corporation – ADR	98,921
45,000	Taiwan Semiconductor Manufacturing Company, Ltd.	349,455
18,000	Tripod Technology Corporation	55,152
		1,152,911
	Materials — 0.7%
106,000	China Steel Corporation	87,827
24,000	Formosa Plastics Corporation	79,931
		167,758
		2,829,761
	THAILAND — 9.9%
	Communication Services — 1.4%
36,100	Advanced Info Service pcl	208,495
29,100	Total Access Communication pcl – NVDR	46,865
657,600	True Corporation pcl	112,687
64,800	VGI Global Media pcl	16,039
		384,086

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	THAILAND — 9.9% (Continued)
	Consumer Discretionary — 0.4%
240,000	Home Product Center pcl	$114,240

	Consumer Staples — 2.4%
72,000	Berli Jucker pcl	113,098
63,000	Charoen Pokphand Foods pcl	52,479
154,800	CP ALL pcl	381,933
148,800	Thai Union Group pcl	87,356
		634,866
	Energy — 1.2%
90,900	Energy Absolute pcl – NVDR	137,738
3,500	PTT Exploration & Production pcl – NVDR	13,828
60,000	PTT pcl	92,344
33,000	Thai Oil pcl	75,660
		319,570
	Financials — 1.3%
13,800	Bangkok Bank pcl	91,526
13,200	Kasikornbank pcl	82,729
9,600	Siam Commercial Bank pcl	40,822
21,600	Tisco Financial Group pcl	59,976
986,400	TMB Bank pcl	71,368
		346,421
	Health Care — 0.8%
137,400	Bangkok Dusit Medical Services pcl	102,900
18,000	Bumrungrad Hospital pcl	106,529
		209,429
	Industrials — 0.9%
56,700	Airports of Thailand pcl	121,451
389,500	Bangkok Expressway & Metro pcl	131,017
		252,468
	Information Technology — 0.6%
65,400	Delta Electronics Thailand pcl	150,464

	Materials — 0.5%
73,500	Indorama Ventures pcl	120,119

	Real Estate — 0.4%
44,100	Central Pattana pcl	105,657
		2,637,320
	TURKEY — 2.2%
	Consumer Staples — 0.5%
2,672	BIM Birlesik Magazalar AS	42,930
23,163	Ulker Biskuvi Sanayi AS	84,158
		127,088
	Energy — 0.3%
3,401	Tupras Turkiye Petrol Rafinerileri AS	91,497

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.9% (Continued)
	TURKEY — 2.2% (Continued)
	Industrials — 1.1%
18,098	KOC Holding AS	$63,245
11,867	TAV Havalimanlari Holding AS	61,894
9,808	Tekfen Holding AS	48,544
45,638	Turk Hava Yollari AO (a)	120,982
		294,665
	Materials — 0.3%
39,380	Eregli Demir ve Celik Fabrikalari TAS	68,808
		582,058
	TOTAL COMMON STOCKS (Cost $27,481,324)	26,285,728

	PREFERRED STOCKS — 0.9%
	BRAZIL — 0.9%
	Communication Services — 0.1%
1,800	Telefonica Brasil SA	22,559

	Energy — 0.5%
19,500	Petroleo Brasileiro SA	140,026

	Financials — 0.3%
12,300	Banco do Estado do Rio Grande do Sul SA – Class B	81,732
		244,317
	TOTAL PREFERRED STOCKS (Cost $187,971)	244,317

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
33,229	Invesco Short-Term Investments Trust – Government &
	Agency Portfolio, Institutional Class, 2.30% *	33,229
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,229)	33,229

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF (Continued)

Principal
Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — 1.1%
	Repurchase Agreements — 1.1%
$38,659	Merrill Lynch, Pierce, Fenner & Smith, Inc. – 2.56%, dated 2/28/2019, matures 3/01/2019, repurchase
	price $38,662 (collateralized by various U.S. government obligations: Total Value $39,432)	$38,659
250,000	RBC Dominion Securities, Inc. – 2.55%, dated 2/28/2019, matures 3/01/2019, repurchase
	price $250,017 (collateralized by various U.S. government obligations: Total Value $255,000)	250,000
	TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL ^
	(Cost $288,659)	288,659

	Total Investments (Cost $27,991,183) — 101.0%	26,851,933
	Liabilities in Excess of Other Assets — (1.0)%	(252,008)
	TOTAL NET ASSETS — 100.0%	$26,599,925

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
+	All or a portion of this security is on loan as of February 28, 2019. The total value of securities on loan is $347,741.
*	Rate shown is the annualized seven-day yield as of February 28, 2019.
^
Investments purchased with cash proceeds from securities lending collateral. As of February 28, 2019, total cash collateral has a value of $288,659. In addition, total non-cash collateral has a value of $81,655.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

February 28, 2019 (Unaudited)

				Nationwide
			Nationwide	Maximum
		Nationwide	Maximum	Diversification
	Nationwide	Risk-Based	Diversification	Emerging
	Risk-Based U.S.	International	U.S. Core	Markets Core
	Equity ETF	Equity ETF	Equity ETF	Equity ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$146,814,036	$117,907,973	$135,900,743	$26,851,933
Foreign currency, at value*	—	2,645	—	1,586
Dividends and interest receivable	233,870	249,673	160,306	44,336
Receivable for securities sold	14,566	—	—	—
Securities lending income receivable	4,364	741	4,238	594
Reclaims receivable	393	173,706	545	3,144
Total Assets	147,067,229	118,334,738	136,065,832	26,901,593

LIABILITIES
Collateral received for
securities loaned (Note 4)	35,874,765	2,067,948	33,722,941	288,659
Management fees payable	25,618	37,026	26,431	13,009
Total Liabilities	35,900,383	2,104,974	33,749,372	301,668

NET ASSETS	$111,166,846	$116,229,764	$102,316,460	$26,599,925

Net Assets Consist of:
Paid-in capital	$108,919,710	$123,668,035	$96,792,753	$30,043,642
Total distributable earnings
(accumulated deficit)	2,247,136	(7,438,271)	5,523,707	(3,443,717)
Net assets	$111,166,846	$116,229,764	$102,316,460	$26,599,925

Net assets value:
Net assets	$111,166,846	$116,229,764	$102,316,460	$26,599,925
Shares outstanding^	4,125,000	4,725,000	3,725,000	1,200,000
Net asset value, offering and
redemption price per share	$26.95	$24.60	$27.47	$22.17
*Identified Cost:
Investment in Securities	$138,719,855	$117,980,098	$130,445,911	$27,991,183
Foreign Currency	—	2,606	—	1,581

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $35,100,923, $2,434,403, $32,903,804, and $347,741, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Six-Months Ended February 28, 2019 (Unaudited)

				Nationwide
			Nationwide	Maximum
		Nationwide	Maximum	Diversification
	Nationwide	Risk-Based	Diversification	Emerging
	Risk-Based U.S.	International	U.S. Core	Markets Core
	Equity ETF	Equity ETF	Equity ETF	Equity ETF
INCOME
Dividends*	$1,035,453	$1,065,472	$1,072,859	$158,844
Interest	2,630	3,566	1,770	701
Securities lending income (Note 4)	18,788	7,921	20,534	2,114
Total investment income	1,056,871	1,076,959	1,095,163	161,659

EXPENSES
Management fees	164,768	236,208	172,674	82,563
Total expenses	164,768	236,208	172,674	82,563
Net investment income (loss)	892,103	840,751	922,489	79,096

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,723,885)	(4,554,234)	252,787	(1,825,438)
Foreign currency	1	(13,223)	(10)	(18,678)**
Change in unrealized
appreciation (depreciation) on:
Investments	1,046,619	590,979	(7,804,850)	402,208
Foreign currency	—	(2,688)	(6)	115
Net realized and unrealized
gain (loss) on investments	(1,677,265)	(3,979,166)	(7,552,079)	(1,441,793)
Net increase (decrease) in net assets
resulting from operations	$(785,162)	$(3,138,415)	$(6,629,590)	$(1,362,697)

*	Net of foreign taxes withheld of $548, $86,714, $0, and $22,038, respectively.
**	Net of $1,831 in foreign capital gain taxes.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Nationwide Risk-Based U.S. Equity ETF

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018^
OPERATIONS
Net investment income (loss)	$892,103	$2,221,673
Net realized gain (loss) on investments and foreign currency	(2,723,884)	3,809,716
Change in unrealized appreciation (depreciation) on investments	1,046,619	7,047,562
Net increase (decrease) in net assets resulting from operations	(785,162)	13,078,951

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,452,837)	(567,191	)+
Total distribution to shareholders	(2,452,837)	(567,191)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	5,072,920	173,584,335
Payments for shares redeemed	(8,769,050)	(67,995,120)
Transaction fees (Note 7)	—	—
Net increase (decrease) in net assets derived
from capital share transactions (a)	(3,696,130)	105,589,215
Net increase (decrease) in net assets	$(6,934,129)	$118,100,975

NET ASSETS
Beginning of period	$118,100,975	$—
End of period	$111,166,846	$118,100,975	*

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018^
	Shares	Shares
Subscriptions	200,000	6,850,000
Redemptions	(325,000)	(2,600,000)
Net increase (decrease)	(125,000)	4,250,000

^	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to August 31, 2018.
+	Due to Regulation S-X updates, separate disclosure of distributions are no longer required. Distribution is comprised of net investment income of $483,811 and net realized gains of $83,380.
*
Due to Regulation S-X updates, parenthetical disclosure of undistributed (accumulated) net investment income (loss) is no longer required.  Includes undistributed (accumulated) net investment income (loss) of $1,654,414.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Risk-Based International Equity ETF

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018^
OPERATIONS
Net investment income (loss)	$840,751	$2,745,351
Net realized gain (loss) on investments and foreign currency	(4,567,457)	3,407,398
Change in unrealized appreciation (depreciation)
on investments and foreign currency	588,291	(666,577)
Net increase (decrease) in net assets resulting from operations	(3,138,415)	5,486,172

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,061,273)	(612,668)+
Total distribution to shareholders	(3,061,273)	(612,668)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,879,350	161,970,185
Payments for shares redeemed	—	(47,294,270)
Transaction fees (Note 7)	—	683
Net increase (decrease) in net assets derived
from capital share transactions (a)	2,879,350	114,676,598
Net increase (decrease) in net assets	$(3,320,338)	$119,550,102

NET ASSETS
Beginning of period	$119,550,102	$—
End of period	$116,229,764	$119,550,102 *

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018^
	Shares	Shares
Subscriptions	125,000	6,400,000
Redemptions	—	(1,800,000)
Net increase (decrease)	125,000	4,600,000

^	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to August 31, 2018.
+	Due to Regulation S-X updates, separate disclosure of distributions are no longer required. Distribution is comprised of net investment income of $505,080 and net realized gains of $107,588.
*
Due to Regulation S-X updates, parenthetical disclosure of undistributed (accumulated) net investment income (loss) is no longer required.  Includes undistributed (accumulated) net investment income (loss) of $2,305,428.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Maximum Diversification U.S. Core Equity ETF

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018^
OPERATIONS
Net investment income (loss)	$922,489	$1,431,334
Net realized gain (loss) on investments and foreign currency	252,777	4,974,760
Change in unrealized appreciation (depreciation)
on investments and foreign currency	(7,804,856)	13,259,688
Net increase (decrease) in net assets resulting from operations	(6,629,590)	19,665,782

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,544,599)	(496,358	)+
Total distribution to shareholders	(1,544,599)	(496,358)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	7,181,605	125,293,255
Payments for shares redeemed	(10,989,240)	(30,164,395)
Transaction fees (Note 7)	—	—
Net increase (decrease) in net assets derived
from capital share transactions (a)	(3,807,635)	95,128,860
Net increase (decrease) in net assets	$(11,981,824)	$114,298,284

NET ASSETS
Beginning of period	$114,298,284	$—
End of period	$102,316,460	$114,298,284	*

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018^
	Shares	Shares
Subscriptions	250,000	4,950,000
Redemptions	(375,000)	(1,100,000)
Net increase (decrease)	(125,000)	3,850,000

^	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to August 31, 2018.
+	Due to Regulation S-X updates, separate disclosure of distributions are no longer required. Distribution is comprised of net investment income of $496,014 and net realized gains of $344.
*
Due to Regulation S-X updates, parenthetical disclosure of undistributed (accumulated) net investment income (loss) is no longer required.  Includes undistributed (accumulated) net investment income (loss) of $934,968.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018^
OPERATIONS
Net investment income (loss)	$79,096	$261,869
Net realized gain (loss) on investments and foreign currency	(1,844,116)	(455,257)
Change in unrealized appreciation (depreciation)
on investments and foreign currency	402,323	(1,541,591)
Net increase (decrease) in net assets resulting from operations	(1,362,697)	(1,734,979)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(346,041)	—
Total distribution to shareholders	(346,041)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	—	29,963,820
Payments for shares redeemed	—	—
Transaction fees (Note 7)	—	79,822
Net increase (decrease) in net assets derived
from capital share transactions (a)	—	30,043,642
Net increase (decrease) in net assets	$(1,708,738)	$28,308,663

NET ASSETS
Beginning of period	$28,308,663	$—
End of period	$26,599,925	$28,308,663 *

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018^
	Shares	Shares
Subscriptions	—	1,200,000
Redemptions	—	—
Net increase (decrease)	—	1,200,000

^	Inception date of March 26, 2018. The information presented is for the period from March 26, 2018 to August 31, 2018.
*
Due to Regulation S-X updates, parenthetical disclosure of undistributed (accumulated) net investment income (loss) is no longer required.  Includes undistributed (accumulated) net investment income (loss) of $208,824.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the period

Nationwide Risk-Based U.S. Equity ETF

	Six-Months Ended
	February 28, 2019		Period Ended
	(Unaudited)		August 31, 2018(1)
Net asset value, beginning of period	$27.79		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.21		0.51
Net realized and unrealized gain (loss) on investments	(0.45)		2.41
Total from investment operations	(0.24)		2.92

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.60)		(0.11)
From realized gains	—		(0.02)
Total distributions	(0.60)		(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 7)	—		—

Net asset value, end of period	$26.95		$27.79

Total return	-0.63	%(3)	11.70	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$111,167		$118,101

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(4)	0.30	%(4)
Net investment income to average net assets	1.62	%(4)	2.03	%(4)

Portfolio turnover rate(5)	51	%(3)	87	%(3)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Risk-Based International Equity ETF

	Six-Months Ended
	February 28, 2019		Period Ended
	(Unaudited)		August 31, 2018(1)
Net asset value, beginning of period	$25.99		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.18		0.59
Net realized and unrealized gain (loss) on investments	(0.90)		0.53
Total from investment operations	(0.72)		1.12

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.67)		(0.11)
From realized gains	—		(0.02)
Total distributions	(0.67)		(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 7)	—		0.00	(3)

Net asset value, end of period	$24.60		$25.99

Total return	-2.54	%(4)	4.48	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$116,230		$119,550

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.42	%(5)	0.42	%(5)
Net investment income to average net assets	1.49	%(5)	2.36	%(5)

Portfolio turnover rate(6)	59	%(4)	145	%(4)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Maximum Diversification U.S. Core Equity ETF

	Six-Months Ended
	February 28, 2019		Period Ended
	(Unaudited)		August 31, 2018(1)
Net asset value, beginning of period	$29.69		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.25		0.35
Net realized and unrealized gain (loss) on investments	(2.05)		4.46
Total from investment operations	(1.80)		4.81

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.42)		(0.12)
From realized gains	—		(0.00	)(3)
Total distributions	(0.42)		(0.12)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 7)	—		—

Net asset value, end of period	$27.47		$29.69

Total return	-5.90	%(4)	19.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$102,316		$114,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.34	%(5)	0.34	%(5)
Net investment income to average net assets	1.82	%(5)	1.35	%(5)

Portfolio turnover rate(6)	21	%(4)	26	%(4)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

	Six-Months Ended
	February 28, 2019		Period Ended
	(Unaudited)		August 31, 2018(1)
Net asset value, beginning of period	$23.59		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.07		0.23
Net realized and unrealized gain (loss) on investments	(1.20)		(1.71)
Total from investment operations	(1.13)		(1.48)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.29)		—
From realized gains	—		—
Total distributions	(0.29)		—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 7)	—		0.07

Net asset value, end of period	$22.17		$23.59

Total return	-4.73	%(3)	-5.64	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$26,600		$28,309

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.64	%(4)	0.64	%(4)
Net investment income to average net assets	0.61	%(4)	2.16	%(4)

Portfolio turnover rate(5)	24	%(3)	7	%(3)

(1)	Inception date of March 26, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF and Nationwide Maximum Diversification Emerging Markets Core Equity ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Nationwide Risk-Based U.S. Equity ETF is to track the performance of the R Risk-Based US IndexSM. The investment objective of Nationwide Risk-Based International Equity ETF is to track the performance of the R Risk-Based International IndexSM. The investment objective of Nationwide Maximum Diversification U.S. Core Equity ETF is to track the performance of the TOBAM Maximum Diversification® USA Index. The investment objective of Nationwide Maximum Diversification Emerging Markets Core Equity ETF is to track the performance of the TOBAM Maximum Diversification® Emerging Index. The inception date for the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF is September 15, 2017. The inception date for the Nationwide Maximum Diversification Emerging Markets Core Equity ETF is March 26, 2018.

The end of the reporting period for the Funds is February 28, 2019, and the period covered by these Notes to Financial Statements is the six-months ended February 28, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the reporting period:

Nationwide Risk-Based U.S. Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$110,914,771	$—	$—	$110,914,771
Short-Term Investments	24,500	—	—	24,500
Investments Purchased
With Proceeds From
Securities Lending	—	35,874,765	—	35,874,765
Total Investments in
Securities, at value	$110,939,271	$35,874,765	$—	$146,814,036

Nationwide Risk-Based International Equity ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$115,717,821	$—	$—	$115,717,821
Short-Term Investments	122,204	—	—	122,204
Investments Purchased With
Securities Lending Collateral	—	2,067,948	—	2,067,948
Total Investments in
Securities, at value	$117,840,025	$2,067,948	$—	$117,907,973

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$102,089,981	$—	$—	$102,089,981
Short-Term Investments	87,821	—	—	87,821
Investments Purchased
With Proceeds From
Securities Lending	—	33,722,941	—	33,722,941
Total Investments in
Securities, at value	$102,177,802	$33,722,941	$—	$135,900,743

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,285,728	$—	$—	$26,285,728
Preferred Stocks	244,317	—	—	244,317
Short-Term Investments	33,229	—	—	33,229
Investments Purchased With
Securities Lending Collateral	—	288,659	—	288,659
Total Investments in
Securities, at value	$26,563,274	$288,659	$—	$26,851,933

^	See Schedules of Investments for breakout of investments by sector classification.
*	See Schedules of Investments for breakout of investments by country and sector classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, currency adjustments, passive foreign investment companies, and dividend re-designations, if any. For the period ended August 31, 2018, the following table shows the reclassifications made:

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

	Distributable Earnings	Paid In
	(Accumulated Deficit)	Capital
Nationwide Risk-Based U.S. Equity ETF	$(7,026,625)	$7,026,625
Nationwide Risk-Based International Equity ETF	(6,112,087)	6,112,087
Nationwide Maximum Diversification U.S. Core Equity ETF	(5,471,528)	5,471,528
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	—	—

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the reporting period that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Funds, Nationwide Risk-Based U.S. Equity ETF pays the Adviser 0.30%, Nationwide Risk-Based International Equity ETF pays the Adviser 0.42%, Nationwide Maximum Diversification U.S. Core Equity ETF pays the Adviser 0.34% and Nationwide Maximum Diversification Emerging Markets Core Equity ETF pays the Adviser 0.64% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as the securities lending agent for the Nationwide Risk-Based International Equity ETF and the Nationwide Maximum Diversification Emerging Markets Core Equity ETF and the Custodian acts as the securities lending agent for the Nationwide Risk-Based U.S. Equity ETF and the Nationwide Maximum Diversification U.S. Core Equity ETF (the “Securities Lending Agents”). Bank of New York Mellon acts as the sub-custodian (the “Sub-Custodian”) for the Nationwide Risk-Based International Equity ETF and the Nationwide Maximum Diversification Emerging Markets Core Equity ETF in connection with each Fund’s international investments.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The Securities Lending Agreements provide that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreements between the Funds and the Securities Lending Agents.

As of the end of the reporting period, the Nationwide Risk-Based International Equity ETF and the Nationwide Maximum Diversification Emerging Markets Core Equity ETF had loaned securities that were collateralized by both non-cash collateral and cash equivalents. The Nationwide Risk-Based U.S. Equity ETF and the Nationwide Maximum Diversification U.S. Core Equity ETF had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. Non-cash collateral received by the Nationwide Risk-Based International Equity ETF and the Nationwide Maximum Diversification Emerging Markets Core Equity ETF was in the form of U.S. Treasury Bonds and Notes with remaining maturities greater than 90 days and a value of $492,045 and $81,655, respectively at the end of the reporting period.

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

As of the end of the reporting period, the values of the securities on loan and payable for collateral due to broker were as follows:

		Payable for
		Collateral Received
	Value of	(Excludes
Fund	Securities on Loan	Non-Cash Collateral)
Nationwide Risk-Based U.S. Equity ETF	$35,100,923	$35,874,765	*
Nationwide Risk-Based International Equity ETF	2,434,403	2,067,948	^
Nationwide Maximum Diversification
U.S. Core Equity ETF	32,903,804	33,722,941	*
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	347,741	288,659	^

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

^	The cash collateral received was invested in repurchase agreements collateralized by various U.S. government obligations, short-term investments with an overnight and continuous maturity.

The Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification Emerging Markets Core Equity ETF receive cash collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Funds acquire U.S. government obligations as collateral subject to an obligation of the counterparty to repurchase and the Funds to resell the securities at an agreed upon time and price. The Funds, through the Sub-Custodian, receive delivery of the underlying securities collateralizing repurchase agreements. The Funds require the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Funds’ policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Funds received for repurchase agreements exceeded the value of the repurchase agreements at the end of the reporting period. The Schedules of Investments for the Funds include investments purchased with particular cash collateral holdings as of the end of the reporting period.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Fees and Interest Earned
Nationwide Risk-Based U.S. Equity ETF	$18,788
Nationwide Risk-Based International Equity ETF	7,921
Nationwide Maximum Diversification U.S. Core Equity ETF	20,534
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	2,114

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Nationwide Risk-Based U.S. Equity ETF	$57,200,836	$57,220,454
Nationwide Risk-Based International Equity ETF	66,736,644	68,411,642
Nationwide Maximum Diversification U.S. Core Equity ETF	22,178,742	22,546,435
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	6,278,833	6,504,056

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Redemptions
Nationwide Risk-Based U.S. Equity ETF	$5,061,863	$8,752,555
Nationwide Risk-Based International Equity ETF	2,862,901	—
Nationwide Maximum Diversification U.S. Core Equity ETF	7,161,887	10,919,685
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	—	—

NOTE 6 – INCOME TAX INFORMATION

The components of tax basis cost of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of August 31, 2018, were as follows:

				Nationwide
			Nationwide	Maximum
		Nationwide	Maximum	Diversification
	Nationwide	Risk-Based	Diversification	Emerging
	Risk-Based U.S.	International	U.S. Core	Markets Core
	Equity ETF	Equity ETF	Equity ETF	Equity ETF
Tax cost of investments	$114,247,626	$123,320,440	$103,193,122	$30,047,815
Gross tax unrealized appreciation	11,665,637	5,535,959	17,839,645	1,408,562
Gross tax unrealized depreciation	(6,071,104)	(7,445,348)	(4,696,335)	(3,014,830)
Total unrealized
appreciation (depreciation)	5,594,533	(1,909,389)	13,143,310	(1,606,268)
Undistributed ordinary income	1,654,414	2,343,439	934,968	273,627
Undistributed long-term
capital gains	—	—	—	—
Accumulated gain (loss)	1,654,414	2,343,439	934,968	273,627
Other accumulated gain (loss)	(1,763,812)	(1,672,633)	(380,382)	(402,338)
Distributable earnings
(accumulated deficit)	5,485,135	(1,238,583)	13,697,896	(1,734,979)

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

The difference between book and tax-basis cost is due primarily to timing differences in recognizing wash sale losses in security transactions and tax treatment of passive foreign investment companies. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of August 31, 2018, the Funds deferred, on a tax-basis, no post-October or late year ordinary losses.

As of August 31, 2018, the Funds had the following capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Nationwide Risk-Based U.S. Equity ETF	$1,763,812	$—
Nationwide Risk-Based International Equity ETF	1,669,133	—
Nationwide Maximum Diversification U.S. Core Equity ETF	380,388	—
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	402,212	—

The tax character of distributions declared by the Funds during the period ended August 31, 2018 were as follows:

	Period Ended August 31, 2018
	Ordinary	Long Term	Return of
Fund	Income	Capital Gain	Capital
Nationwide Risk-Based U.S. Equity ETF	$567,191	$—	$—
Nationwide Risk-Based International Equity ETF	612,668	—	—
Nationwide Maximum Diversification
U.S. Core Equity ETF	496,358	—	—
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	—	—	—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Nationwide Risk-Based U.S. Equity ETF, the Nationwide Risk-Based International Equity ETF and the Nationwide Maximum Diversification U.S. Core Equity ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares. The Nationwide Maximum Diversification Emerging Markets Core Equity ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 100,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Nationwide Risk-Based U.S. Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF is $500, payable to the Custodian. The standard fixed transaction fee for Nationwide Risk-Based International Equity ETF is $4,000, payable to the Custodian. The standard fixed transaction fee for Nationwide Maximum Diversification Emerging Markets Core Equity ETF is $7,250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Shares Transaction section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – FOREIGN SECURITIES RISK (Foreign Funds only)

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940.  As of the end of the reporting period, ownership by affiliated funds and parent company of the Adviser was as follows:

	Shares	Percentage of Total
Fund	Owned	Shares Outstanding
Nationwide Risk-Based U.S. Equity ETF	4,100,100	99.40%
Nationwide Risk-Based International Equity ETF	4,686,100	99.18%
Nationwide Maximum Diversification U.S. Core Equity ETF	3,640,400	97.73%
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	1,180,221	98.35%

Expense Examples

For the Six-Months Ended February 28, 2019 (Unaudited)

As a shareholder of Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF and Nationwide Maximum Diversification Emerging Markets Core Equity ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2018 – February 28, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Nationwide Risk-Based U.S. Equity ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	September 1, 2018	February 28, 2019	Period(1)
Actual	$1,000.00	$ 993.70	$1.48
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,023.31	$1.51

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Expense Examples (Continued)

For the Six-Months Ended February 28, 2019 (Unaudited)

Nationwide Risk-Based International Equity ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	September 1, 2018	February 28, 2019	Period(2)
Actual	$1,000.00	$ 974.60	$2.06
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,022.71	$2.11

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.42%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Maximum Diversification U.S. Core Equity ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	September 1, 2018	February 28, 2019	Period(3)
Actual	$1,000.00	$ 941.00	$1.64
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,023.11	$1.71

(3)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.34%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	September 1, 2018	February 28, 2019	Period(4)
Actual	$1,000.00	$ 952.70	$3.10
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,021.62	$3.21

(4)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.64%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Federal Tax Information (Unaudited)

For the period ended August 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International ETF	89.50%
Nationwide Maximum Diversification U.S. Core Equity ETF	100.00%
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended August 31, 2018 was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International ETF	0.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	98.88%
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Nationwide Risk-Based U.S. Equity ETF	0.00%
Nationwide Risk-Based International ETF	0.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	0.00%
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	0.00%

Federal Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2018. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of Ordinary
	Creditable		Income Distribution
	Foreign Tax	Per Share	Derived from Foreign
	Credit Paid	Amount	Sourced Income
Nationwide Risk-Based U.S. Equity ETF	$—	$—	—
Nationwide Risk-Based International ETF	308,912	0.0671547	100.00%
Nationwide Maximum Diversification
U.S. Core Equity ETF	—	—	—
Nationwide Maximum Diversification
Emerging Markets Core Equity ETF	44,957	0.0374644	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT. The Funds’ Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.etf.nationwide.com daily.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.etf.nationwide.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.etf.nationwide.com.

(This Page Intentionally Left Blank.)

Adviser
Nationwide Fund Advisors
One Nationwide Plaza
Columbus, Ohio 43215

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider- Risk-Based ETFs
Rothschild Risk Based Investments LLC
1251 Avenue of the Americas
New York, New York 10020

Index Provider- Maximum Diversification ETFs
TOBAM S.A.S.
49/53 Avenue Des Champs-Élysées
Paris, France 75008

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Nationwide Risk-Based U.S. Equity ETF
Symbol – RBUS
CUSIP – 26922A677

Nationwide Risk-Based International Equity ETF
Symbol – RBIN
CUSIP – 26922A669

Nationwide Maximum Diversification U.S. Core Equity ETF
Symbol – MXDU
CUSIP – 26922A651

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Symbol – MXDE
CUSIP – 26922A644

SAR-ETF (4/19)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title      /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    April 23, 2019

By (Signature and Title)*   /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    April 23, 2019

* Print the name and title of each signing officer under his or her signature.